UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

Fidelity Fifty®

Semiannual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Actual	.67%	$ 1,000.00	$ 1,270.50	$ 3.83
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,021.83	$ 3.41

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.1	4.5
The Walt Disney Co.	5.0	2.0
The Coca-Cola Co.	5.0	2.6
Anheuser-Busch InBev SA NV	5.0	5.1
JPMorgan Chase & Co.	4.9	3.5
MasterCard, Inc. Class A	4.8	3.9
Apple, Inc.	4.6	2.0
eBay, Inc.	4.5	2.0
McKesson Corp.	4.5	2.6
Weatherford International Ltd.	3.2	1.8
	46.6
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.6	23.6
Consumer Discretionary	20.3	21.1
Energy	11.6	8.7
Financials	11.6	8.0
Consumer Staples	11.0	12.1
Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Stocks 96.8%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	18.7%	** Foreign investments	17.3%

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 0.0%
General Motors Co.	1,200	$ 44,232
Hotels, Restaurants & Leisure - 5.6%
Betfair Group PLC	545,402	8,202,762
Las Vegas Sands Corp. (a)	270,691	12,438,251
Starbucks Corp.	764,300	24,556,959
		45,197,972
Leisure Equipment & Products - 2.5%
Hasbro, Inc.	423,301	19,971,341
Media - 5.0%
The Walt Disney Co.	1,088,761	40,839,425
Multiline Retail - 3.0%
Dollar General Corp. (a)(d)	790,442	24,242,856
Specialty Retail - 0.0%
iParty Corp. (a)	110	32
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	100	8,542
Under Armour, Inc. Class A (sub. vtg.) (a)	110	6,032
		14,574
TOTAL CONSUMER DISCRETIONARY		130,310,432
CONSUMER STAPLES - 11.0%
Beverages - 10.0%
Anheuser-Busch InBev SA NV	707,272	40,472,650
Diageo PLC sponsored ADR	1,000	74,330
The Coca-Cola Co.	619,144	40,721,101
		81,268,081
Food Products - 0.0%
H.J. Heinz Co.	1,500	74,190
Hershey Co.	100	4,715
		78,905
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	1,500	116,550
Philip Morris International, Inc.	136,978	8,017,322
		8,133,872
TOTAL CONSUMER STAPLES		89,480,858
Common Stocks - continued
	Shares	Value
ENERGY - 11.6%
Energy Equipment & Services - 4.3%
Ensco International Ltd. ADR	164,500	$ 8,781,010
Weatherford International Ltd. (a)	1,144,380	26,091,864
		34,872,874
Oil, Gas & Consumable Fuels - 7.3%
Chevron Corp.	195,161	17,808,441
Exxon Mobil Corp.	561,459	41,053,884
		58,862,325
TOTAL ENERGY		93,735,199
FINANCIALS - 11.6%
Commercial Banks - 1.6%
PNC Financial Services Group, Inc.	214,443	13,020,979
Wells Fargo & Co.	2,700	83,673
		13,104,652
Diversified Financial Services - 7.8%
Citigroup, Inc. (a)	4,359,300	20,619,489
JPMorgan Chase & Co.	941,509	39,938,812
NBH Holdings Corp. Class A (a)(e)	131,400	2,562,300
		63,120,601
Insurance - 2.2%
Allstate Corp.	2,600	82,888
Berkshire Hathaway, Inc. Class B (a)	216,739	17,362,961
		17,445,849
TOTAL FINANCIALS		93,671,102
HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 0.0%
Edwards Lifesciences Corp. (a)	567	45,836
Health Care Providers & Services - 4.5%
McKesson Corp.	516,500	36,351,270
Pharmaceuticals - 5.0%
Merck & Co., Inc.	564,100	20,330,164
Pfizer, Inc.	1,174,134	20,559,086
		40,889,250
TOTAL HEALTH CARE		77,286,356
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.4%
Commercial Services & Supplies - 3.0%
Iron Mountain, Inc.	529,300	$ 13,237,793
Waste Management, Inc.	300,582	11,082,458
		24,320,251
Machinery - 4.4%
Ingersoll-Rand Co. Ltd.	353,400	16,641,606
WABCO Holdings, Inc. (a)	311,300	18,967,509
		35,609,115
TOTAL INDUSTRIALS		59,929,366
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 4.4%
HTC Corp.	268,000	8,268,769
Juniper Networks, Inc. (a)	225,417	8,322,396
QUALCOMM, Inc.	379,191	18,766,163
		35,357,328
Computers & Peripherals - 4.6%
Apple, Inc. (a)	114,626	36,973,763
Internet Software & Services - 6.0%
Akamai Technologies, Inc. (a)	258,986	12,185,291
eBay, Inc. (a)	1,319,573	36,723,717
		48,909,008
IT Services - 7.6%
Fiserv, Inc. (a)	389,215	22,792,430
MasterCard, Inc. Class A	173,766	38,942,698
		61,735,128
Software - 0.0%
Progress Software Corp. (a)	2,000	84,640
TOTAL INFORMATION TECHNOLOGY		183,059,867
MATERIALS - 1.1%
Metals & Mining - 1.1%
Agnico-Eagle Mines Ltd. (Canada)	119,100	9,147,759
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
NII Holdings, Inc. (a)	300,800	$ 13,433,728
TOTAL COMMON STOCKS (Cost $664,949,273)		750,054,667
Nonconvertible Preferred Stocks - 4.2%

CONSUMER DISCRETIONARY - 4.2%
Automobiles - 4.2%
Porsche Automobil Holding SE	140,300	11,191,088
Volkswagen AG	142,700	23,161,894
		34,352,982
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $24,714,955)		34,352,982
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.19% (b)	18,763,063	18,763,063
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,406,250	4,406,250
TOTAL MONEY MARKET FUNDS (Cost $23,169,313)		23,169,313
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $712,833,541)		807,576,962
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,241,609
NET ASSETS - 100%		$ 809,818,571
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,562,300 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,019
Fidelity Securities Lending Cash Central Fund	11,914
Total	$ 34,933
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,663,414	$ 164,663,414	$ -	$ -
Consumer Staples	89,480,858	89,480,858	-	-
Energy	93,735,199	93,735,199	-	-
Financials	93,671,102	91,108,802	-	2,562,300
Health Care	77,286,356	77,286,356	-	-
Industrials	59,929,366	59,929,366	-	-
Information Technology	183,059,867	183,059,867	-	-
Materials	9,147,759	9,147,759	-	-
Telecommunication Services	13,433,728	13,433,728	-	-
Money Market Funds	23,169,313	23,169,313	-	-
Total Investments in Securities:	$ 807,576,962	$ 805,014,662	$ -	$ 2,562,300
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,562,300
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,562,300
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
Belgium	5.0%
Germany	4.2%
Switzerland	3.2%
United Kingdom	2.1%
Ireland	2.1%
Canada	1.1%
Taiwan	1.0%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $443,813,836 all of which will expire on June 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,324,470) - See accompanying schedule: Unaffiliated issuers (cost $689,664,228)	$ 784,407,649
Fidelity Central Funds (cost $23,169,313)	23,169,313
Total Investments (cost $712,833,541)		$ 807,576,962
Receivable for investments sold		8,461,942
Receivable for fund shares sold		741,286
Dividends receivable		1,025,919
Distributions receivable from Fidelity Central Funds		3,384
Prepaid expenses		2,125
Other receivables		32,101
Total assets		817,843,719

Liabilities
Payable to custodian bank	$ 5
Payable for fund shares redeemed	3,143,389
Accrued management fee	245,565
Other affiliated payables	208,063
Other payables and accrued expenses	21,876
Collateral on securities loaned, at value	4,406,250
Total liabilities		8,025,148

Net Assets		$ 809,818,571
Net Assets consist of:
Paid in capital		$ 1,127,872,705
Distributions in excess of net investment income		(104,531)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(412,693,247)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,743,644
Net Assets, for 45,943,389 shares outstanding		$ 809,818,571
Net Asset Value, offering price and redemption price per share ($809,818,571 ÷ 45,943,389 shares)		$ 17.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended December 31, 2010 (Unaudited)

Investment Income
Dividends		$ 4,026,095
Income from Fidelity Central Funds		34,933
Total income		4,061,028

Expenses
Management fee Basic fee	$ 2,002,888
Performance adjustment	(813,455)
Transfer agent fees	1,021,436
Accounting and security lending fees	128,500
Custodian fees and expenses	20,952
Independent trustees' compensation	2,107
Registration fees	16,852
Audit	23,817
Legal	2,443
Interest	496
Miscellaneous	3,695
Total expenses before reductions	2,409,731
Expense reductions	(46,695)	2,363,036
Net investment income (loss)		1,697,992
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	40,976,700
Foreign currency transactions	57,486
Total net realized gain (loss)		41,034,186
Change in net unrealized appreciation (depreciation) on: Investment securities	125,677,006
Assets and liabilities in foreign currencies	951
Total change in net unrealized appreciation (depreciation)		125,677,957
Net gain (loss)		166,712,143
Net increase (decrease) in net assets resulting from operations		$ 168,410,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,697,992	$ 3,725,330
Net realized gain (loss)	41,034,186	142,707,568
Change in net unrealized appreciation (depreciation)	125,677,957	(61,217,506)
Net increase (decrease) in net assets resulting from operations	168,410,135	85,215,392
Distributions to shareholders from net investment income	(3,894,935)	(2,379,634)
Distributions to shareholders from net realized gain	-	(765,053)
Total distributions	(3,894,935)	(3,144,687)
Share transactions Proceeds from sales of shares	95,765,604	71,975,141
Reinvestment of distributions	3,796,804	3,072,122
Cost of shares redeemed	(100,291,403)	(202,227,062)
Net increase (decrease) in net assets resulting from share transactions	(728,995)	(127,179,799)
Total increase (decrease) in net assets	163,786,205	(45,109,094)

Net Assets
Beginning of period	646,032,366	691,141,460
End of period (including distributions in excess of net investment income of $104,531 and undistributed net investment income of $2,092,412, respectively)	$ 809,818,571	$ 646,032,366
Other Information Shares
Sold	5,697,862	4,923,051
Issued in reinvestment of distributions	236,509	213,569
Redeemed	(6,296,408)	(13,718,753)
Net increase (decrease)	(362,037)	(8,582,133)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2010	June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 12.59	$ 19.95	$ 26.09	$ 23.62	$ 20.07
Income from Investment Operations
Net investment income (loss) D	.04	.07	.09	(.02)	.07	.11 G
Net realized and unrealized gain (loss)	3.73	1.35	(7.36)	(1.85)	4.27	3.61
Total from investment operations	3.77	1.42	(7.27)	(1.87)	4.34	3.72
Distributions from net investment income	(.09)	(.05)	(.05)	(.02)	(.09)	(.01)
Distributions from net realized gain	-	(.02)	(.04)	(4.25)	(1.78)	(.16)
Total distributions	(.09)	(.06) K	(.09)	(4.27)	(1.87)	(.17)
Redemption fees added to paid in capital	-	-	-	-	- D, I, J	- D,J
Net asset value, end of period	$ 17.63	$ 13.95	$ 12.59	$ 19.95	$ 26.09	$ 23.62
Total Return B, C	27.05%	11.26%	(36.47)%	(8.50)%	20.47%	18.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.73%	.71%	.99%	.84%	.79%
Expenses net of fee waivers, if any	.67% A	.73%	.71%	.99%	.84%	.79%
Expenses net of all reductions	.66% A	.69%	.70%	.98%	.83%	.77%
Net investment income (loss)	.47% A	.50%	.67%	(.08)%	.30%	.46% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 809,819	$ 646,032	$ 691,141	$ 1,302,477	$ 1,487,452	$ 1,195,648
Portfolio turnover rate F	134% A	246%	424%	173%	236%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .27%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I The redemption fee was eliminated during the year ended June 30, 2007. J Amount represents less than $.01 per share. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.015 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

1. Organization.

Fidelity Fifty (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investment and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from Fidelity Central Funds, foreign currency transactions, passive foreign investments companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,781,608
Gross unrealized depreciation	(9,208,700)
Net unrealized appreciation (depreciation)	$ 89,572,908
Tax cost	$ 718,004,054

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $461,280,927 and $485,987,310, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .33% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,498 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,575,500.45%		$ 496

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,368 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $11,914. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $46,695 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

10. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of records of approximately 11% of the total outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fifty

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Fifty

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the fourth quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Fifty

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FIF-USAN-0211
1.787779.107

Fidelity®
Fund

Semiannual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Note to shareholders

Fidelity® Fund

In January 2011, the Board of Trustees approved several changes to Fidelity® Fund intended to modify the fund's investment policies and adopt an amended and restated management contract. These changes will not occur until shareholder approvals have been obtained.

Shareholders of Fidelity Fund will be asked to vote to modify the fund's fundamental investment policies to remove references relating to selecting securities for their income characteristics. Shareholders also will be asked to vote to adopt an amended and restated management contract, which includes an increase in the fund's base management fee rate component to reflect Fidelity's standard domestic equity fee rate schedule, and the adoption of a performance fee.

Shareholders of record will be entitled to vote on the proposals at a shareholder meeting expected to occur in the third quarter of 2011. The foregoing is not a solicitation of any proxy. More detailed information will be contained in the proxy statement, which is expected to be available in April 2011.

In addition to the proposed changes, effective July 1, 2011, Fidelity Fund will change the frequency of its income distributions from quarterly to semiannually. This change does not require shareholder approval.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Fidelity	.60%
Actual		$ 1,000.00	$ 1,243.30	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class K	.43%
Actual		$ 1,000.00	$ 1,244.50	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	4.6
Wells Fargo & Co.	2.6	2.5
Citigroup, Inc.	2.6	1.1
Occidental Petroleum Corp.	2.3	2.6
Union Pacific Corp.	2.2	2.4
Chevron Corp.	2.2	0.9
Google, Inc. Class A	2.2	0.2
Amphenol Corp. Class A	2.1	1.9
Polo Ralph Lauren Corp. Class A	2.1	1.2
JPMorgan Chase & Co.	2.1	2.2
	25.9
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	17.6
Financials	16.1	17.0
Industrials	14.0	12.9
Energy	13.2	10.8
Health Care	9.5	11.9
Asset Allocation (% of fund's net assets)
As of December 31, 2010 *		As of June 30, 2010 **
	Stocks 98.9%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	15.3%	**Foreign investments	10.3%

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	169,240	$ 13,316
Fiat SpA	1,152,600	23,778
		37,094
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	1,314,400	42,232
Household Durables - 1.0%
PulteGroup, Inc. (a)	1,854,500	13,946
Stanley Black & Decker, Inc.	656,500	43,900
		57,846
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	281,600	50,688
E-Commerce China Dangdang, Inc. ADR	89,158	2,414
Expedia, Inc.	751,500	18,855
		71,957
Media - 1.8%
The Walt Disney Co.	2,741,300	102,826
Multiline Retail - 0.0%
Droga Raia SA	169,000	2,591
Specialty Retail - 1.2%
Lowe's Companies, Inc.	1,587,100	39,804
Tiffany & Co., Inc.	426,800	26,577
		66,381
Textiles, Apparel & Luxury Goods - 2.1%
Polo Ralph Lauren Corp. Class A	1,079,873	119,780
TOTAL CONSUMER DISCRETIONARY		500,707
CONSUMER STAPLES - 8.9%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	546,875	31,294
Dr Pepper Snapple Group, Inc.	957,600	33,669
The Coca-Cola Co.	1,516,300	99,727
		164,690
Food & Staples Retailing - 0.9%
Walgreen Co.	1,418,500	55,265
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.0%
Archer Daniels Midland Co.	951,800	$ 28,630
Nestle SA	1,425,527	83,536
		112,166
Household Products - 0.7%
Colgate-Palmolive Co.	477,700	38,393
Personal Products - 0.8%
Herbalife Ltd.	645,700	44,147
Tobacco - 1.6%
British American Tobacco PLC (United Kingdom)	724,200	27,876
Philip Morris International, Inc.	1,078,000	63,095
		90,971
TOTAL CONSUMER STAPLES		505,632
ENERGY - 13.2%
Energy Equipment & Services - 1.5%
Halliburton Co.	1,004,900	41,030
National Oilwell Varco, Inc.	616,200	41,439
		82,469
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	482,700	36,762
Apache Corp.	393,600	46,929
Chevron Corp.	1,379,600	125,889
Exxon Mobil Corp.	1,537,100	112,393
Hess Corp.	445,300	34,083
Marathon Oil Corp.	812,300	30,079
Murphy Oil Corp.	413,500	30,826
Occidental Petroleum Corp.	1,302,300	127,756
Royal Dutch Shell PLC Class B ADR	548,100	36,542
Southern Union Co.	973,400	23,430
Valero Energy Corp.	1,334,000	30,842
Williams Companies, Inc.	1,207,100	29,840
		665,371
TOTAL ENERGY		747,840
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 16.1%
Capital Markets - 1.4%
Morgan Stanley	1,581,400	$ 43,030
T. Rowe Price Group, Inc.	588,200	37,962
		80,992
Commercial Banks - 6.7%
City National Corp.	329,200	20,200
Comerica, Inc.	1,388,700	58,659
HDFC Bank Ltd. sponsored ADR	60,500	10,110
KeyCorp	2,814,600	24,909
M&T Bank Corp.	326,000	28,378
Regions Financial Corp.	2,804,000	19,628
SunTrust Banks, Inc.	1,610,800	47,535
Wells Fargo & Co.	4,786,300	148,327
Zions Bancorporation	910,051	22,051
		379,797
Consumer Finance - 1.2%
American Express Co.	1,516,592	65,092
Diversified Financial Services - 5.1%
Citigroup, Inc. (a)	31,240,300	147,767
CME Group, Inc.	73,000	23,488
JPMorgan Chase & Co.	2,801,300	118,831
		290,086
Insurance - 0.9%
Berkshire Hathaway, Inc. Class B (a)	631,800	50,613
Real Estate Investment Trusts - 0.8%
ProLogis Trust	1,169,965	16,894
Weyerhaeuser Co.	1,577,431	29,861
		46,755
TOTAL FINANCIALS		913,335
HEALTH CARE - 9.5%
Biotechnology - 3.2%
Amgen, Inc. (a)	986,700	54,170
Biogen Idec, Inc. (a)	527,600	35,376
Cephalon, Inc. (a)	240,200	14,825
Gilead Sciences, Inc. (a)	896,300	32,482
Incyte Corp. (a)	523,900	8,676
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	625,500	$ 15,681
Vertex Pharmaceuticals, Inc. (a)	568,000	19,897
		181,107
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	281,000	25,787
Covidien PLC	721,300	32,935
William Demant Holding AS (a)	252,800	18,681
		77,403
Health Care Providers & Services - 0.5%
Medco Health Solutions, Inc. (a)	485,000	29,716
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	979,000	40,560
Covance, Inc. (a)	341,200	17,541
QIAGEN NV (a)	731,500	14,301
		72,402
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	362,322	7,645
Elan Corp. PLC sponsored ADR (a)	2,959,296	16,957
Johnson & Johnson	877,400	54,267
Novo Nordisk AS Series B sponsored ADR	237,300	26,713
Perrigo Co.	549,300	34,787
Teva Pharmaceutical Industries Ltd. sponsored ADR	693,400	36,147
		176,516
TOTAL HEALTH CARE		537,144
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.6%
Goodrich Corp.	485,800	42,784
Precision Castparts Corp.	347,900	48,431
		91,215
Building Products - 0.5%
Armstrong World Industries, Inc.	591,400	25,430
Construction & Engineering - 0.7%
Fluor Corp.	612,200	40,564
Electrical Equipment - 1.5%
Cooper Industries PLC Class A	626,900	36,542
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	384,800	$ 15,673
Regal-Beloit Corp.	531,500	35,483
		87,698
Industrial Conglomerates - 1.4%
General Electric Co.	2,782,600	50,894
Textron, Inc.	1,256,900	29,713
		80,607
Machinery - 5.0%
Caterpillar, Inc.	610,000	57,133
Cummins, Inc.	703,800	77,425
Danaher Corp.	852,200	40,198
Ingersoll-Rand Co. Ltd.	1,282,800	60,407
Kennametal, Inc.	392,900	15,504
Pall Corp.	608,200	30,155
		280,822
Road & Rail - 3.3%
CSX Corp.	976,100	63,066
Union Pacific Corp.	1,358,800	125,906
		188,972
TOTAL INDUSTRIALS		795,308
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.2%
HTC Corp.	1,042,000	32,149
Juniper Networks, Inc. (a)	836,100	30,869
Motorola, Inc. (a)	3,096,200	28,083
QUALCOMM, Inc.	1,775,800	87,884
		178,985
Computers & Peripherals - 6.0%
Apple, Inc. (a)	967,500	312,075
NetApp, Inc. (a)	482,000	26,491
		338,566
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	2,295,438	121,153
Internet Software & Services - 4.7%
Baidu.com, Inc. sponsored ADR (a)	236,500	22,829
eBay, Inc. (a)	3,679,100	102,389
Google, Inc. Class A (a)	207,700	123,368
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TelecityGroup PLC (a)	1,978,700	$ 14,522
YouKu.com, Inc. ADR (a)	7,600	266
		263,374
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	239,400	17,546
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	474,600	18,196
GT Solar International, Inc. (a)(d)	2,196,900	20,036
Lam Research Corp. (a)	680,600	35,241
Manz Automation AG (a)(d)	199,400	13,423
Marvell Technology Group Ltd. (a)	1,345,000	24,950
Samsung Electronics Co. Ltd.	31,331	26,518
		138,364
Software - 2.9%
Citrix Systems, Inc. (a)	400,100	27,371
Oracle Corp.	2,830,700	88,601
Solera Holdings, Inc.	614,881	31,556
VMware, Inc. Class A (a)	217,700	19,356
		166,884
TOTAL INFORMATION TECHNOLOGY		1,224,872
MATERIALS - 5.2%
Chemicals - 2.4%
LyondellBasell Industries NV Class A (a)	2,090,279	71,906
Solutia, Inc. (a)	1,400,700	32,328
W.R. Grace & Co. (a)	980,000	34,427
		138,661
Metals & Mining - 2.8%
Alcoa, Inc.	2,052,900	31,594
Anglo American PLC (United Kingdom)	346,500	18,031
BHP Billiton PLC	436,968	17,592
Goldcorp, Inc.	598,900	27,552
Newcrest Mining Ltd.	682,659	28,206
Walter Energy, Inc.	280,500	35,859
		158,834
TOTAL MATERIALS		297,495
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	4,760,800	$ 20,138
UTILITIES - 0.7%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	591,400	21,279
PPL Corp.	658,300	17,326
		38,605
TOTAL COMMON STOCKS (Cost $4,680,999)		5,581,076
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $25,054)	178,000	28,892
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.19% (b)	63,415,403	63,415
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,277,500	1,278
TOTAL MONEY MARKET FUNDS (Cost $64,693)		64,693
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,770,746)		5,674,661
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,557)
NET ASSETS - 100%		$ 5,670,104
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 194
Fidelity Securities Lending Cash Central Fund	18
Total	$ 212
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 529,599	$ 529,599	$ -	$ -
Consumer Staples	505,632	477,756	27,876	-
Energy	747,840	747,840	-	-
Financials	913,335	913,335	-	-
Health Care	537,144	537,144	-	-
Industrials	795,308	795,308	-	-
Information Technology	1,224,872	1,224,872	-	-
Materials	297,495	279,903	17,592	-
Telecommunication Services	20,138	20,138	-	-
Utilities	38,605	38,605	-	-
Money Market Funds	64,693	64,693	-	-
Total Investments in Securities:	$ 5,674,661	$ 5,629,193	$ 45,468	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
Ireland	2.6%
United Kingdom	2.1%
Netherlands	1.8%
Switzerland	1.5%
Germany	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $785,897,000 of which $585,758,000 and $200,139,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,230) - See accompanying schedule: Unaffiliated issuers (cost $4,706,053)	$ 5,609,968
Fidelity Central Funds (cost $64,693)	64,693
Total Investments (cost $4,770,746)		$ 5,674,661
Receivable for fund shares sold		2,096
Dividends receivable		6,418
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		16
Other receivables		306
Total assets		5,683,508

Liabilities
Payable to custodian bank	$ 466
Payable for fund shares redeemed	8,814
Accrued management fee	1,631
Transfer agent fee payable	893
Other affiliated payables	94
Other payables and accrued expenses	228
Collateral on securities loaned, at value	1,278
Total liabilities		13,404

Net Assets		$ 5,670,104
Net Assets consist of:
Paid in capital		$ 5,626,878
Distributions in excess of net investment income		(3,021)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(857,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		904,032
Net Assets		$ 5,670,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($5,109,451 ÷ 158,904 shares)	$ 32.15

Class K: Net Asset Value, offering price and redemption price per share ($560,653 ÷ 17,442 shares)	$ 32.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)

Investment Income
Dividends		$ 33,172
Special dividends		13,729
Interest		1
Income from Fidelity Central Funds		212
Total income		47,114

Expenses
Management fee	$ 9,157
Transfer agent fees	5,286
Accounting and security lending fees	547
Custodian fees and expenses	82
Independent trustees' compensation	16
Registration fees	35
Audit	40
Legal	29
Miscellaneous	27
Total expenses before reductions	15,219
Expense reductions	(235)	14,984
Net investment income (loss)		32,130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,119
Foreign currency transactions	(179)
Total net realized gain (loss)		19,940
Change in net unrealized appreciation (depreciation) on: Investment securities	1,094,455
Assets and liabilities in foreign currencies	125
Total change in net unrealized appreciation (depreciation)		1,094,580
Net gain (loss)		1,114,520
Net increase (decrease) in net assets resulting from operations		$ 1,146,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,130	$ 44,835
Net realized gain (loss)	19,940	351,708
Change in net unrealized appreciation (depreciation)	1,094,580	125,181
Net increase (decrease) in net assets resulting from operations	1,146,650	521,724
Distributions to shareholders from net investment income	(46,589)	(69,878)
Share transactions - net increase (decrease)	(267,791)	(330,679)
Total increase (decrease) in net assets	832,270	121,167

Net Assets
Beginning of period	4,837,834	4,716,667
End of period (including distributions in excess of net investment income of $3,021 and undistributed net investment income of $11,438, respectively)	$ 5,670,104	$ 4,837,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.08	$ 23.95	$ 35.69	$ 38.98	$ 32.55	$ 29.74
Income from Investment Operations
Net investment income (loss) D	.18 G	.23	.44	.37	.30	.28
Net realized and unrealized gain (loss)	6.15	2.25	(10.77)	(1.65)	6.45	2.80
Total from investment operations	6.33	2.48	(10.33)	(1.28)	6.75	3.08
Distributions from net investment income	(.26)	(.35)	(.42)	(.38)	(.32)	(.27)
Distributions from net realized gain	-	-	(.99)	(1.63)	-	-
Total distributions	(.26)	(.35)	(1.41)	(2.01)	(.32)	(.27)
Net asset value, end of period	$ 32.15	$ 26.08	$ 23.95	$ 35.69	$ 38.98	$ 32.55
Total Return B, C	24.33%	10.40%	(29.74)%	(3.73)%	20.86%	10.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.61%	.64%	.56%	.57%	.59%
Expenses net of fee waivers, if any	.60% A	.61%	.64%	.56%	.57%	.59%
Expenses net of all reductions	.59% A	.60%	.64%	.55%	.56%	.56%
Net investment income (loss)	1.21% A, G	.82%	1.73%	.98%	.86%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 5,109	$ 4,412	$ 4,442	$ 7,174	$ 7,418	$ 8,284
Portfolio turnover rate F	92% A	77%	91%	80%	50%	72%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .69%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.08	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.20 G	.28	.42	.05
Net realized and unrealized gain (loss)	6.15	2.24	(10.70)	(1.89)
Total from investment operations	6.35	2.52	(10.28)	(1.84)
Distributions from net investment income	(.29)	(.40)	(.47)	-
Distributions from net realized gain	-	-	(.99)	-
Total distributions	(.29)	(.40)	(1.46)	-
Net asset value, end of period	$ 32.14	$ 26.08	$ 23.96	$ 35.70
Total Return B, C	24.45%	10.54%	(29.59)%	(4.90)%
Ratios to Average Net Assets E, I
Expenses before reductions	.43% A	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.43% A	.44%	.45%	.43% A
Expenses net of all reductions	.42% A	.43%	.45%	.43% A
Net investment income (loss)	1.37% A, G	.99%	1.92%	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 561	$ 426	$ 274	$ 95
Portfolio turnover rate F	92% A	77%	91%	80%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .85%. HFor the period May 9, 2008 (commencement of sale of shares) to June 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 998,697
Gross unrealized depreciation	(121,485)
Net unrealized appreciation (depreciation)	$ 877,212
Tax cost	$ 4,797,449

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,295,830 and $2,401,247, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

In January 2011, the Board of Trustees approved an amended and restated management contract for the Fund. Shareholders will be asked to vote on the amended and restated contract in the third quarter of 2011. If approved by the shareholders, the amended and restated contract would, in part, (i) increase the Fund's individual fund fee rate component and, (ii) subject to shareholder approval of (i), add a performance adjustment component to the management fee based on the Fund's performance versus an appropriate benchmark index.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 5,157.22
Class K	129.05
	$ 5,286

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $71 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred sixty-eight dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 13,212.46%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

7. Security Lending - continued

represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $235 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2010	Year ended June 30, 2010
From net investment income
Fidelity Fund	$ 41,585	$ 64,492
Class K	5,004	5,386
Total	$ 46,589	$ 69,878

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010 A	Six months ended December 31, 2010	Year ended June 30, 2010 A
Fidelity Fund
Shares sold	5,945	18,017	$ 169,373	$ 494,599
Conversion to Class K	-	(2,751)	-	(64,646)
Reinvestment of distributions	1,302	2,342	38,903	60,298
Shares redeemed	(17,514)	(33,922)	(506,728)	(945,734)
Net increase (decrease)	(10,267)	(16,314)	$ (298,452)	$ (455,483)
Class K
Shares sold	2,715	4,522	$ 76,244	$ 126,878
Conversion from Fidelity Fund	-	2,751	-	64,646
Reinvestment of distributions	168	206	5,004	5,386
Shares redeemed	(1,767)	(2,598)	(50,587)	(72,106)
Net increase (decrease)	1,116	4,881	$ 30,661	$ 124,804

A Conversion transactions for Class K and Fidelity Fund are presented for the period July 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

FID-USAN-0211
1.787780.107

Fidelity®
Fund -
Class K

Semiannual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Note to shareholders	<Click Here>	Important information about the fund.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Note to shareholders

Fidelity® Fund

In January 2011, the Board of Trustees approved several changes to Fidelity® Fund intended to modify the fund's investment policies and adopt an amended and restated management contract. These changes will not occur until shareholder approvals have been obtained.

Shareholders of Fidelity Fund will be asked to vote to modify the fund's fundamental investment policies to remove references relating to selecting securities for their income characteristics. Shareholders also will be asked to vote to adopt an amended and restated management contract, which includes an increase in the fund's base management fee rate component to reflect Fidelity's standard domestic equity fee rate schedule, and the adoption of a performance fee.

Shareholders of record will be entitled to vote on the proposals at a shareholder meeting expected to occur in the third quarter of 2011. The foregoing is not a solicitation of any proxy. More detailed information will be contained in the proxy statement, which is expected to be available in April 2011.

In addition to the proposed changes, effective July 1, 2011, Fidelity Fund will change the frequency of its income distributions from quarterly to semiannually. This change does not require shareholder approval.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Fidelity	.60%
Actual		$ 1,000.00	$ 1,243.30	$ 3.39
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 3.06
Class K	.43%
Actual		$ 1,000.00	$ 1,244.50	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,023.04	$ 2.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.5	4.6
Wells Fargo & Co.	2.6	2.5
Citigroup, Inc.	2.6	1.1
Occidental Petroleum Corp.	2.3	2.6
Union Pacific Corp.	2.2	2.4
Chevron Corp.	2.2	0.9
Google, Inc. Class A	2.2	0.2
Amphenol Corp. Class A	2.1	1.9
Polo Ralph Lauren Corp. Class A	2.1	1.2
JPMorgan Chase & Co.	2.1	2.2
	25.9
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.6	17.6
Financials	16.1	17.0
Industrials	14.0	12.9
Energy	13.2	10.8
Health Care	9.5	11.9
Asset Allocation (% of fund's net assets)
As of December 31, 2010 *		As of June 30, 2010 **
	Stocks 98.9%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 1.1%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	15.3%	**Foreign investments	10.3%

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	169,240	$ 13,316
Fiat SpA	1,152,600	23,778
		37,094
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	1,314,400	42,232
Household Durables - 1.0%
PulteGroup, Inc. (a)	1,854,500	13,946
Stanley Black & Decker, Inc.	656,500	43,900
		57,846
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	281,600	50,688
E-Commerce China Dangdang, Inc. ADR	89,158	2,414
Expedia, Inc.	751,500	18,855
		71,957
Media - 1.8%
The Walt Disney Co.	2,741,300	102,826
Multiline Retail - 0.0%
Droga Raia SA	169,000	2,591
Specialty Retail - 1.2%
Lowe's Companies, Inc.	1,587,100	39,804
Tiffany & Co., Inc.	426,800	26,577
		66,381
Textiles, Apparel & Luxury Goods - 2.1%
Polo Ralph Lauren Corp. Class A	1,079,873	119,780
TOTAL CONSUMER DISCRETIONARY		500,707
CONSUMER STAPLES - 8.9%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	546,875	31,294
Dr Pepper Snapple Group, Inc.	957,600	33,669
The Coca-Cola Co.	1,516,300	99,727
		164,690
Food & Staples Retailing - 0.9%
Walgreen Co.	1,418,500	55,265
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 2.0%
Archer Daniels Midland Co.	951,800	$ 28,630
Nestle SA	1,425,527	83,536
		112,166
Household Products - 0.7%
Colgate-Palmolive Co.	477,700	38,393
Personal Products - 0.8%
Herbalife Ltd.	645,700	44,147
Tobacco - 1.6%
British American Tobacco PLC (United Kingdom)	724,200	27,876
Philip Morris International, Inc.	1,078,000	63,095
		90,971
TOTAL CONSUMER STAPLES		505,632
ENERGY - 13.2%
Energy Equipment & Services - 1.5%
Halliburton Co.	1,004,900	41,030
National Oilwell Varco, Inc.	616,200	41,439
		82,469
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	482,700	36,762
Apache Corp.	393,600	46,929
Chevron Corp.	1,379,600	125,889
Exxon Mobil Corp.	1,537,100	112,393
Hess Corp.	445,300	34,083
Marathon Oil Corp.	812,300	30,079
Murphy Oil Corp.	413,500	30,826
Occidental Petroleum Corp.	1,302,300	127,756
Royal Dutch Shell PLC Class B ADR	548,100	36,542
Southern Union Co.	973,400	23,430
Valero Energy Corp.	1,334,000	30,842
Williams Companies, Inc.	1,207,100	29,840
		665,371
TOTAL ENERGY		747,840
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 16.1%
Capital Markets - 1.4%
Morgan Stanley	1,581,400	$ 43,030
T. Rowe Price Group, Inc.	588,200	37,962
		80,992
Commercial Banks - 6.7%
City National Corp.	329,200	20,200
Comerica, Inc.	1,388,700	58,659
HDFC Bank Ltd. sponsored ADR	60,500	10,110
KeyCorp	2,814,600	24,909
M&T Bank Corp.	326,000	28,378
Regions Financial Corp.	2,804,000	19,628
SunTrust Banks, Inc.	1,610,800	47,535
Wells Fargo & Co.	4,786,300	148,327
Zions Bancorporation	910,051	22,051
		379,797
Consumer Finance - 1.2%
American Express Co.	1,516,592	65,092
Diversified Financial Services - 5.1%
Citigroup, Inc. (a)	31,240,300	147,767
CME Group, Inc.	73,000	23,488
JPMorgan Chase & Co.	2,801,300	118,831
		290,086
Insurance - 0.9%
Berkshire Hathaway, Inc. Class B (a)	631,800	50,613
Real Estate Investment Trusts - 0.8%
ProLogis Trust	1,169,965	16,894
Weyerhaeuser Co.	1,577,431	29,861
		46,755
TOTAL FINANCIALS		913,335
HEALTH CARE - 9.5%
Biotechnology - 3.2%
Amgen, Inc. (a)	986,700	54,170
Biogen Idec, Inc. (a)	527,600	35,376
Cephalon, Inc. (a)	240,200	14,825
Gilead Sciences, Inc. (a)	896,300	32,482
Incyte Corp. (a)	523,900	8,676
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	625,500	$ 15,681
Vertex Pharmaceuticals, Inc. (a)	568,000	19,897
		181,107
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	281,000	25,787
Covidien PLC	721,300	32,935
William Demant Holding AS (a)	252,800	18,681
		77,403
Health Care Providers & Services - 0.5%
Medco Health Solutions, Inc. (a)	485,000	29,716
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	979,000	40,560
Covance, Inc. (a)	341,200	17,541
QIAGEN NV (a)	731,500	14,301
		72,402
Pharmaceuticals - 3.1%
Auxilium Pharmaceuticals, Inc. (a)	362,322	7,645
Elan Corp. PLC sponsored ADR (a)	2,959,296	16,957
Johnson & Johnson	877,400	54,267
Novo Nordisk AS Series B sponsored ADR	237,300	26,713
Perrigo Co.	549,300	34,787
Teva Pharmaceutical Industries Ltd. sponsored ADR	693,400	36,147
		176,516
TOTAL HEALTH CARE		537,144
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.6%
Goodrich Corp.	485,800	42,784
Precision Castparts Corp.	347,900	48,431
		91,215
Building Products - 0.5%
Armstrong World Industries, Inc.	591,400	25,430
Construction & Engineering - 0.7%
Fluor Corp.	612,200	40,564
Electrical Equipment - 1.5%
Cooper Industries PLC Class A	626,900	36,542
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	384,800	$ 15,673
Regal-Beloit Corp.	531,500	35,483
		87,698
Industrial Conglomerates - 1.4%
General Electric Co.	2,782,600	50,894
Textron, Inc.	1,256,900	29,713
		80,607
Machinery - 5.0%
Caterpillar, Inc.	610,000	57,133
Cummins, Inc.	703,800	77,425
Danaher Corp.	852,200	40,198
Ingersoll-Rand Co. Ltd.	1,282,800	60,407
Kennametal, Inc.	392,900	15,504
Pall Corp.	608,200	30,155
		280,822
Road & Rail - 3.3%
CSX Corp.	976,100	63,066
Union Pacific Corp.	1,358,800	125,906
		188,972
TOTAL INDUSTRIALS		795,308
INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 3.2%
HTC Corp.	1,042,000	32,149
Juniper Networks, Inc. (a)	836,100	30,869
Motorola, Inc. (a)	3,096,200	28,083
QUALCOMM, Inc.	1,775,800	87,884
		178,985
Computers & Peripherals - 6.0%
Apple, Inc. (a)	967,500	312,075
NetApp, Inc. (a)	482,000	26,491
		338,566
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	2,295,438	121,153
Internet Software & Services - 4.7%
Baidu.com, Inc. sponsored ADR (a)	236,500	22,829
eBay, Inc. (a)	3,679,100	102,389
Google, Inc. Class A (a)	207,700	123,368
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
TelecityGroup PLC (a)	1,978,700	$ 14,522
YouKu.com, Inc. ADR (a)	7,600	266
		263,374
IT Services - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	239,400	17,546
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	474,600	18,196
GT Solar International, Inc. (a)(d)	2,196,900	20,036
Lam Research Corp. (a)	680,600	35,241
Manz Automation AG (a)(d)	199,400	13,423
Marvell Technology Group Ltd. (a)	1,345,000	24,950
Samsung Electronics Co. Ltd.	31,331	26,518
		138,364
Software - 2.9%
Citrix Systems, Inc. (a)	400,100	27,371
Oracle Corp.	2,830,700	88,601
Solera Holdings, Inc.	614,881	31,556
VMware, Inc. Class A (a)	217,700	19,356
		166,884
TOTAL INFORMATION TECHNOLOGY		1,224,872
MATERIALS - 5.2%
Chemicals - 2.4%
LyondellBasell Industries NV Class A (a)	2,090,279	71,906
Solutia, Inc. (a)	1,400,700	32,328
W.R. Grace & Co. (a)	980,000	34,427
		138,661
Metals & Mining - 2.8%
Alcoa, Inc.	2,052,900	31,594
Anglo American PLC (United Kingdom)	346,500	18,031
BHP Billiton PLC	436,968	17,592
Goldcorp, Inc.	598,900	27,552
Newcrest Mining Ltd.	682,659	28,206
Walter Energy, Inc.	280,500	35,859
		158,834
TOTAL MATERIALS		297,495
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	4,760,800	$ 20,138
UTILITIES - 0.7%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	591,400	21,279
PPL Corp.	658,300	17,326
		38,605
TOTAL COMMON STOCKS (Cost $4,680,999)		5,581,076
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Volkswagen AG (Cost $25,054)	178,000	28,892
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.19% (b)	63,415,403	63,415
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	1,277,500	1,278
TOTAL MONEY MARKET FUNDS (Cost $64,693)		64,693
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,770,746)		5,674,661
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,557)
NET ASSETS - 100%		$ 5,670,104
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 194
Fidelity Securities Lending Cash Central Fund	18
Total	$ 212
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 529,599	$ 529,599	$ -	$ -
Consumer Staples	505,632	477,756	27,876	-
Energy	747,840	747,840	-	-
Financials	913,335	913,335	-	-
Health Care	537,144	537,144	-	-
Industrials	795,308	795,308	-	-
Information Technology	1,224,872	1,224,872	-	-
Materials	297,495	279,903	17,592	-
Telecommunication Services	20,138	20,138	-	-
Utilities	38,605	38,605	-	-
Money Market Funds	64,693	64,693	-	-
Total Investments in Securities:	$ 5,674,661	$ 5,629,193	$ 45,468	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
Ireland	2.6%
United Kingdom	2.1%
Netherlands	1.8%
Switzerland	1.5%
Germany	1.0%
Others (Individually Less Than 1%)	6.3%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $785,897,000 of which $585,758,000 and $200,139,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,230) - See accompanying schedule: Unaffiliated issuers (cost $4,706,053)	$ 5,609,968
Fidelity Central Funds (cost $64,693)	64,693
Total Investments (cost $4,770,746)		$ 5,674,661
Receivable for fund shares sold		2,096
Dividends receivable		6,418
Distributions receivable from Fidelity Central Funds		11
Prepaid expenses		16
Other receivables		306
Total assets		5,683,508

Liabilities
Payable to custodian bank	$ 466
Payable for fund shares redeemed	8,814
Accrued management fee	1,631
Transfer agent fee payable	893
Other affiliated payables	94
Other payables and accrued expenses	228
Collateral on securities loaned, at value	1,278
Total liabilities		13,404

Net Assets		$ 5,670,104
Net Assets consist of:
Paid in capital		$ 5,626,878
Distributions in excess of net investment income		(3,021)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(857,785)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		904,032
Net Assets		$ 5,670,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2010 (Unaudited)

Fidelity Fund: Net Asset Value, offering price and redemption price per share ($5,109,451 ÷ 158,904 shares)	$ 32.15

Class K: Net Asset Value, offering price and redemption price per share ($560,653 ÷ 17,442 shares)	$ 32.14

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)

Investment Income
Dividends		$ 33,172
Special dividends		13,729
Interest		1
Income from Fidelity Central Funds		212
Total income		47,114

Expenses
Management fee	$ 9,157
Transfer agent fees	5,286
Accounting and security lending fees	547
Custodian fees and expenses	82
Independent trustees' compensation	16
Registration fees	35
Audit	40
Legal	29
Miscellaneous	27
Total expenses before reductions	15,219
Expense reductions	(235)	14,984
Net investment income (loss)		32,130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,119
Foreign currency transactions	(179)
Total net realized gain (loss)		19,940
Change in net unrealized appreciation (depreciation) on: Investment securities	1,094,455
Assets and liabilities in foreign currencies	125
Total change in net unrealized appreciation (depreciation)		1,094,580
Net gain (loss)		1,114,520
Net increase (decrease) in net assets resulting from operations		$ 1,146,650

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,130	$ 44,835
Net realized gain (loss)	19,940	351,708
Change in net unrealized appreciation (depreciation)	1,094,580	125,181
Net increase (decrease) in net assets resulting from operations	1,146,650	521,724
Distributions to shareholders from net investment income	(46,589)	(69,878)
Share transactions - net increase (decrease)	(267,791)	(330,679)
Total increase (decrease) in net assets	832,270	121,167

Net Assets
Beginning of period	4,837,834	4,716,667
End of period (including distributions in excess of net investment income of $3,021 and undistributed net investment income of $11,438, respectively)	$ 5,670,104	$ 4,837,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Fund

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.08	$ 23.95	$ 35.69	$ 38.98	$ 32.55	$ 29.74
Income from Investment Operations
Net investment income (loss) D	.18 G	.23	.44	.37	.30	.28
Net realized and unrealized gain (loss)	6.15	2.25	(10.77)	(1.65)	6.45	2.80
Total from investment operations	6.33	2.48	(10.33)	(1.28)	6.75	3.08
Distributions from net investment income	(.26)	(.35)	(.42)	(.38)	(.32)	(.27)
Distributions from net realized gain	-	-	(.99)	(1.63)	-	-
Total distributions	(.26)	(.35)	(1.41)	(2.01)	(.32)	(.27)
Net asset value, end of period	$ 32.15	$ 26.08	$ 23.95	$ 35.69	$ 38.98	$ 32.55
Total Return B, C	24.33%	10.40%	(29.74)%	(3.73)%	20.86%	10.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.61%	.64%	.56%	.57%	.59%
Expenses net of fee waivers, if any	.60% A	.61%	.64%	.56%	.57%	.59%
Expenses net of all reductions	.59% A	.60%	.64%	.55%	.56%	.56%
Net investment income (loss)	1.21% A, G	.82%	1.73%	.98%	.86%	.87%
Supplemental Data
Net assets, end of period (in millions)	$ 5,109	$ 4,412	$ 4,442	$ 7,174	$ 7,418	$ 8,284
Portfolio turnover rate F	92% A	77%	91%	80%	50%	72%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .69%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 26.08	$ 23.96	$ 35.70	$ 37.54
Income from Investment Operations
Net investment income (loss) D	.20 G	.28	.42	.05
Net realized and unrealized gain (loss)	6.15	2.24	(10.70)	(1.89)
Total from investment operations	6.35	2.52	(10.28)	(1.84)
Distributions from net investment income	(.29)	(.40)	(.47)	-
Distributions from net realized gain	-	-	(.99)	-
Total distributions	(.29)	(.40)	(1.46)	-
Net asset value, end of period	$ 32.14	$ 26.08	$ 23.96	$ 35.70
Total Return B, C	24.45%	10.54%	(29.59)%	(4.90)%
Ratios to Average Net Assets E, I
Expenses before reductions	.43% A	.44%	.45%	.43% A
Expenses net of fee waivers, if any	.43% A	.44%	.45%	.43% A
Expenses net of all reductions	.42% A	.43%	.45%	.43% A
Net investment income (loss)	1.37% A, G	.99%	1.92%	1.00% A
Supplemental Data
Net assets, end of period (in millions)	$ 561	$ 426	$ 274	$ 95
Portfolio turnover rate F	92% A	77%	91%	80%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .85%. HFor the period May 9, 2008 (commencement of sale of shares) to June 30, 2008. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 998,697
Gross unrealized depreciation	(121,485)
Net unrealized appreciation (depreciation)	$ 877,212
Tax cost	$ 4,797,449

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,295,830 and $2,401,247, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .09% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .35% of the Fund's average net assets.

In January 2011, the Board of Trustees approved an amended and restated management contract for the Fund. Shareholders will be asked to vote on the amended and restated contract in the third quarter of 2011. If approved by the shareholders, the amended and restated contract would, in part, (i) increase the Fund's individual fund fee rate component and, (ii) subject to shareholder approval of (i), add a performance adjustment component to the management fee based on the Fund's performance versus an appropriate benchmark index.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Fund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Fund	$ 5,157.22
Class K	129.05
	$ 5,286

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $71 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The interest expense amounted to one hundred sixty-eight dollars under the interfund lending program. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Borrower	$ 13,212.46%

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income

Semiannual Report

7. Security Lending - continued

represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $235 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2010	Year ended June 30, 2010
From net investment income
Fidelity Fund	$ 41,585	$ 64,492
Class K	5,004	5,386
Total	$ 46,589	$ 69,878

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010 A	Six months ended December 31, 2010	Year ended June 30, 2010 A
Fidelity Fund
Shares sold	5,945	18,017	$ 169,373	$ 494,599
Conversion to Class K	-	(2,751)	-	(64,646)
Reinvestment of distributions	1,302	2,342	38,903	60,298
Shares redeemed	(17,514)	(33,922)	(506,728)	(945,734)
Net increase (decrease)	(10,267)	(16,314)	$ (298,452)	$ (455,483)
Class K
Shares sold	2,715	4,522	$ 76,244	$ 126,878
Conversion from Fidelity Fund	-	2,751	-	64,646
Reinvestment of distributions	168	206	5,004	5,386
Shares redeemed	(1,767)	(2,598)	(50,587)	(72,106)
Net increase (decrease)	1,116	4,881	$ 30,661	$ 124,804

A Conversion transactions for Class K and Fidelity Fund are presented for the period July 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Semiannual Report

Fidelity Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

FID-K-USAN-0211
1.863257.102

Fidelity®
Growth Discovery Fund

Semiannual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Growth Discovery	.59%
Actual		$ 1,000.00	$ 1,306.30	$ 3.43
Hypothetical A		$ 1,000.00	$ 1,022.23	$ 3.01
Class K	.38%
Actual		$ 1,000.00	$ 1,306.90	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,023.29	$ 1.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.5	5.9
QUALCOMM, Inc.	3.9	3.2
Exxon Mobil Corp.	3.6	0.0
Google, Inc. Class A	3.3	2.3
United Technologies Corp.	2.7	2.6
Amazon.com, Inc.	2.3	1.2
Cisco Systems, Inc.	1.6	5.0
Express Scripts, Inc.	1.5	1.7
Novo Nordisk AS Series B	1.5	1.3
WABCO Holdings, Inc.	1.4	0.0
	28.3
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.4	34.3
Industrials	17.1	12.9
Consumer Discretionary	15.3	15.5
Health Care	12.4	16.0
Energy	8.9	2.3
Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Stocks 96.3%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	13.4%	** Foreign investments	9.8%

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.7%
Gentex Corp.	180,979	$ 5,350
Tenneco, Inc. (a)	23,100	951
		6,301
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	64,259	5,056
Harley-Davidson, Inc.	139,894	4,850
Tesla Motors, Inc. (a)(d)	28,900	770
		10,676
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	12,400	299
Navitas Ltd.	535,280	2,111
		2,410
Hotels, Restaurants & Leisure - 3.8%
China Lodging Group Ltd. ADR (d)	35,736	779
Chipotle Mexican Grill, Inc. (a)	3,307	703
Home Inns & Hotels Management, Inc. sponsored ADR (a)	10,892	446
Marriott International, Inc. Class A	101,415	4,213
McDonald's Corp.	145,400	11,161
Starbucks Corp.	239,026	7,680
Starwood Hotels & Resorts Worldwide, Inc.	59,045	3,589
The Cheesecake Factory, Inc. (a)	118,298	3,627
		32,198
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	14,762	838
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	109,639	19,735
Media - 0.5%
Discovery Communications, Inc. Class C (a)	93,350	3,425
Interpublic Group of Companies, Inc. (a)	55,538	590
		4,015
Multiline Retail - 2.0%
Dollarama, Inc. (a)	144,190	4,162
Dollarama, Inc. (a)(e)	25,900	748
Droga Raia SA	26,000	399
Target Corp.	200,750	12,071
		17,380
Specialty Retail - 2.2%
Lowe's Companies, Inc.	259,655	6,512
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	64,033	$ 4,050
TJX Companies, Inc.	99,609	4,422
Vitamin Shoppe, Inc. (a)	126,805	4,266
		19,250
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	107,700	5,957
lululemon athletica, Inc. (a)	81,955	5,607
LVMH Moet Hennessy - Louis Vuitton	6,034	993
Polo Ralph Lauren Corp. Class A	53,168	5,897
		18,454
TOTAL CONSUMER DISCRETIONARY		131,257
CONSUMER STAPLES - 4.2%
Beverages - 0.7%
The Coca-Cola Co.	93,700	6,163
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	15,800	1,141
Walgreen Co.	157,076	6,120
Whole Foods Market, Inc.	138,989	7,031
		14,292
Food Products - 0.6%
Diamond Foods, Inc. (d)	44,451	2,364
Mead Johnson Nutrition Co. Class A	47,731	2,971
		5,335
Household Products - 0.3%
Procter & Gamble Co.	40,214	2,587
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	32,053	2,587
Herbalife Ltd.	75,392	5,155
		7,742
TOTAL CONSUMER STAPLES		36,119
ENERGY - 8.9%
Energy Equipment & Services - 3.0%
Halliburton Co.	231,998	9,472
National Oilwell Varco, Inc.	18,100	1,217
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	59,617	$ 4,390
Schlumberger Ltd.	125,701	10,496
		25,575
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	12,381	943
Apache Corp.	7,300	870
Concho Resources, Inc. (a)	29,721	2,606
Exxon Mobil Corp.	420,837	30,772
Occidental Petroleum Corp.	88,000	8,633
Pioneer Natural Resources Co.	14,800	1,285
Whiting Petroleum Corp. (a)	43,900	5,145
		50,254
TOTAL ENERGY		75,829
FINANCIALS - 5.3%
Capital Markets - 1.7%
BlackRock, Inc. Class A	43,391	8,269
Charles Schwab Corp.	181,251	3,101
Goldman Sachs Group, Inc.	5,442	915
JMP Group, Inc.	30,900	236
Noah Holdings Ltd. ADR (d)	99,750	1,950
		14,471
Commercial Banks - 1.6%
M&T Bank Corp.	18,970	1,651
Wells Fargo & Co.	387,573	12,011
		13,662
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	59,293	1,036
Diversified Financial Services - 1.4%
CME Group, Inc.	12,858	4,137
JPMorgan Chase & Co.	178,400	7,568
		11,705
Insurance - 0.3%
AFLAC, Inc.	38,000	2,144
Real Estate Investment Trusts - 0.0%
Dynex Capital, Inc.	26,000	284
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	92,600	$ 1,896
TOTAL FINANCIALS		45,198
HEALTH CARE - 12.4%
Biotechnology - 2.8%
Acorda Therapeutics, Inc. (a)	78,229	2,133
Alexion Pharmaceuticals, Inc. (a)	41,290	3,326
Clinical Data, Inc. (a)	151,271	2,407
Human Genome Sciences, Inc. (a)	81,900	1,957
Incyte Corp. (a)	159,837	2,647
United Therapeutics Corp. (a)	177,402	11,215
		23,685
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (a)	62,938	5,088
Health Care Providers & Services - 2.7%
Express Scripts, Inc. (a)	229,552	12,407
HMS Holdings Corp. (a)	13,100	848
Medco Health Solutions, Inc. (a)	157,106	9,626
		22,881
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc. (a)	209,777	8,691
Illumina, Inc. (a)	152,752	9,675
QIAGEN NV (a)	49,070	959
		19,325
Pharmaceuticals - 4.1%
Aegerion Pharmaceuticals, Inc.	25,100	356
Allergan, Inc.	26,500	1,820
Novo Nordisk AS Series B	110,049	12,405
Perrigo Co.	98,000	6,206
Teva Pharmaceutical Industries Ltd. sponsored ADR	68,122	3,551
Valeant Pharmaceuticals International, Inc.	376,625	10,680
		35,018
TOTAL HEALTH CARE		105,997
INDUSTRIALS - 17.1%
Aerospace & Defense - 6.4%
Esterline Technologies Corp. (a)	73,021	5,009
Goodrich Corp.	104,521	9,205
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,019	$ 7,550
Precision Castparts Corp.	57,753	8,040
TransDigm Group, Inc. (a)	27,458	1,977
United Technologies Corp.	291,930	22,981
		54,762
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	47,500	3,809
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	23,000	707
Southwest Airlines Co.	248,490	3,225
		3,932
Building Products - 0.4%
A.O. Smith Corp.	31,250	1,190
Lennox International, Inc.	44,978	2,127
		3,317
Commercial Services & Supplies - 0.2%
Waste Connections, Inc.	48,050	1,323
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	38,600	1,770
Electrical Equipment - 1.9%
Acuity Brands, Inc.	46,266	2,668
AMETEK, Inc.	48,737	1,913
Cooper Industries PLC Class A	52,500	3,060
Crompton Greaves Ltd.	120,470	835
Emerson Electric Co.	71,400	4,082
Polypore International, Inc. (a)	55,585	2,264
Regal-Beloit Corp.	26,400	1,762
		16,584
Industrial Conglomerates - 1.4%
3M Co.	93,108	8,035
Textron, Inc.	163,800	3,872
		11,907
Machinery - 4.2%
Cummins, Inc.	65,500	7,206
Danaher Corp.	140,000	6,604
Gardner Denver, Inc.	32,009	2,203
Ingersoll-Rand Co. Ltd.	43,823	2,064
PACCAR, Inc.	54,500	3,129
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
WABCO Holdings, Inc. (a)	202,231	$ 12,322
Weg SA	194,200	2,551
		36,079
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	21,310	1,050
CoStar Group, Inc. (a)	9,065	522
IHS, Inc. Class A (a)	12,698	1,021
Robert Half International, Inc.	139,400	4,266
		6,859
Road & Rail - 0.7%
Union Pacific Corp.	60,068	5,566
TOTAL INDUSTRIALS		145,908
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 7.2%
Cisco Systems, Inc. (a)	673,227	13,619
Juniper Networks, Inc. (a)	254,019	9,378
Motorola, Inc. (a)	507,800	4,606
Polycom, Inc. (a)	24,038	937
QUALCOMM, Inc.	667,279	33,024
		61,564
Computers & Peripherals - 7.5%
Apple, Inc. (a)	171,369	55,275
EMC Corp. (a)	131,340	3,008
NetApp, Inc. (a)	110,456	6,071
		64,354
Electronic Equipment & Components - 0.2%
Keyence Corp.	6,600	1,911
Internet Software & Services - 6.3%
Baidu.com, Inc. sponsored ADR (a)	37,962	3,664
Dice Holdings, Inc. (a)	75,300	1,081
Digital River, Inc. (a)	2,100	72
eBay, Inc. (a)	140,600	3,913
Google, Inc. Class A (a)	47,391	28,149
KIT Digital, Inc. (a)(d)	195,901	3,142
The Knot, Inc. (a)	88,038	870
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc.	183,184	$ 5,985
WebMD Health Corp. (a)	133,286	6,806
		53,682
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	90,700	6,647
iGate Corp.	61,641	1,215
Visa, Inc. Class A	15,720	1,106
		8,968
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC	168,500	1,151
ARM Holdings PLC sponsored ADR (d)	370,181	7,681
Avago Technologies Ltd.	287,225	8,177
		17,009
Software - 4.1%
ANSYS, Inc. (a)	16,800	875
Ariba, Inc. (a)	187,184	4,397
Citrix Systems, Inc. (a)	85,367	5,840
Computer Modelling Group Ltd.	36,700	951
Concur Technologies, Inc. (a)	16,951	880
Informatica Corp. (a)	34,200	1,506
Intuit, Inc. (a)	33,153	1,634
Kingdee International Software Group Co. Ltd.	1,782,000	1,000
Oracle Corp.	306,471	9,593
RealPage, Inc.	11,200	346
Red Hat, Inc. (a)	45,500	2,077
salesforce.com, Inc. (a)	27,150	3,584
Solera Holdings, Inc.	11,067	568
VMware, Inc. Class A (a)	19,215	1,708
		34,959
TOTAL INFORMATION TECHNOLOGY		242,447
MATERIALS - 4.4%
Chemicals - 1.2%
CF Industries Holdings, Inc.	24,200	3,271
FMC Corp.	25,600	2,045
The Mosaic Co.	66,677	5,091
		10,407
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 3.2%
Consolidated Thompson Iron Mines Ltd. (a)	441,900	$ 6,243
Grande Cache Coal Corp. (a)	570,700	5,991
Mirabela Nickel Ltd. (a)(d)	414,166	965
Mongolian Mining Corp.	644,000	752
Newmont Mining Corp.	120,219	7,385
Teck Resources Ltd. Class B (sub. vtg.)	46,100	2,856
Walter Energy, Inc.	21,600	2,761
		26,953
TOTAL MATERIALS		37,360
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Vivo Participacoes SA sponsored ADR	88,900	2,897
TOTAL COMMON STOCKS (Cost $666,501)		823,012
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.19% (b)	29,889,682	29,890
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	13,486,191	13,486
TOTAL MONEY MARKET FUNDS (Cost $43,376)		43,376
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $709,877)		866,388
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(12,313)
NET ASSETS - 100%		$ 854,075
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $748,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	99
Total	$ 114
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,257	$ 131,257	$ -	$ -
Consumer Staples	36,119	36,119	-	-
Energy	75,829	75,829	-	-
Financials	45,198	45,198	-	-
Health Care	105,997	93,592	12,405	-
Industrials	145,908	145,908	-	-
Information Technology	242,447	241,296	1,151	-
Materials	37,360	37,360	-	-
Telecommunication Services	2,897	2,897	-	-
Money Market Funds	43,376	43,376	-	-
Total Investments in Securities:	$ 866,388	$ 852,832	$ 13,556	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Canada	3.8%
Denmark	1.5%
Netherlands Antilles	1.2%
Cayman Islands	1.1%
United Kingdom	1.0%
Singapore	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $680,372,000 of which $90,091,000, $329,850,000 and $260,431,000 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,315) - See accompanying schedule: Unaffiliated issuers (cost $666,501)	$ 823,012
Fidelity Central Funds (cost $43,376)	43,376
Total Investments (cost $709,877)		$ 866,388
Receivable for investments sold		1,986
Receivable for fund shares sold		1,383
Dividends receivable		178
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		2
Other receivables		37
Total assets		869,984

Liabilities
Payable for investments purchased	$ 170
Payable for fund shares redeemed	1,828
Accrued management fee	215
Other affiliated payables	179
Other payables and accrued expenses	31
Collateral on securities loaned, at value	13,486
Total liabilities		15,909

Net Assets		$ 854,075
Net Assets consist of:
Paid in capital		$ 1,363,466
Distributions in excess of net investment income		(167)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(665,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,510
Net Assets		$ 854,075
Growth Discovery: Net Asset Value, offering price and redemption price per share ($787,960 ÷ 57,599 shares)		$ 13.68

Class K: Net Asset Value, offering price and redemption price per share ($66,115 ÷ 4,835 shares)		$ 13.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,461
Income from Fidelity Central Funds		114
Total income		3,575

Expenses
Management fee Basic fee	$ 2,047
Performance adjustment	(1,055)
Transfer agent fees	904
Accounting and security lending fees	131
Custodian fees and expenses	32
Independent trustees' compensation	2
Registration fees	18
Audit	26
Legal	3
Miscellaneous	4
Total expenses before reductions	2,112
Expense reductions	(9)	2,103
Net investment income (loss)		1,472
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,147
Foreign currency transactions	(32)
Total net realized gain (loss)		22,115
Change in net unrealized appreciation (depreciation) on: Investment securities	170,679
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		170,684
Net gain (loss)		192,799
Net increase (decrease) in net assets resulting from operations		$ 194,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,472	$ 731
Net realized gain (loss)	22,115	81,917
Change in net unrealized appreciation (depreciation)	170,684	53,023
Net increase (decrease) in net assets resulting from operations	194,271	135,671
Distributions to shareholders from net investment income	(2,086)	(2,312)
Distributions to shareholders from net realized gain	(3,054)	(417)
Total distributions	(5,140)	(2,729)
Share transactions - net increase (decrease)	18,882	(295,140)
Total increase (decrease) in net assets	208,013	(162,198)

Net Assets
Beginning of period	646,062	808,260
End of period (including distributions in excess of net investment income of $167 and undistributed net investment income of $447, respectively)	$ 854,075	$ 646,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 9.04	$ 14.61	$ 14.36	$ 11.60	$ 10.70
Income from Investment Operations
Net investment income (loss) D	.02	.01	.04	.09	.07	.12
Net realized and unrealized gain (loss)	3.20	1.52	(5.54)	.20	2.83	.91
Total from investment operations	3.22	1.53	(5.50)	.29	2.90	1.03
Distributions from net investment income	(.03)	(.03)	(.07)	(.04)	(.12)	(.13)
Distributions from net realized gain	(.05)	(.01)	-	-	(.02)	-
Total distributions	(.08)	(.03) H	(.07)	(.04)	(.14)	(.13)
Net asset value, end of period	$ 13.68	$ 10.54	$ 9.04	$ 14.61	$ 14.36	$ 11.60
Total Return B,C	30.63%	16.96%	(37.75)%	1.98%	25.24%	9.67%
Ratios to Average Net Assets E,G
Expenses before reductions	.59% A	.76%	.90%	.91%	.81%	.68%
Expenses net of fee waivers, if any	.59% A	.76%	.90%	.91%	.81%	.68%
Expenses net of all reductions	.59% A	.75%	.89%	.90%	.80%	.61%
Net investment income (loss)	.39% A	.08%	.36%	.57%	.55%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 604	$ 777	$ 1,768	$ 481	$ 412
Portfolio turnover rate F	76% A	87%	166%	150%	199%	184%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.04	.03	.05	.03
Net realized and unrealized gain (loss)	3.19	1.53	(5.53)	(.35)
Total from investment operations	3.23	1.56	(5.48)	(.32)
Distributions from net investment income	(.06)	(.05)	(.09)	-
Distributions from net realized gain	(.05)	(.01)	-	-
Total distributions	(.11)	(.06) I	(.09)	-
Net asset value, end of period	$ 13.67	$ 10.55	$ 9.05	$ 14.62
Total Return B,C	30.69%	17.25%	(37.60)%	(2.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.38% A	.53%	.67%	.76% A
Expenses net of fee waivers, if any	.38% A	.53%	.67%	.76% A
Expenses net of all reductions	.38% A	.52%	.67%	.75% A
Net investment income (loss)	.60% A	.31%	.59%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,115	$ 42,507	$ 30,939	$ 98
Portfolio turnover rate F	76% A	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 169,441
Gross unrealized depreciation	(16,486)
Net unrealized appreciation (depreciation)	$ 152,955
Tax cost	$ 713,433

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $271,611 and $279,450, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .27% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 890.26
Class K	14.05
	$ 904

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $99. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2010	Year ended June 30, 2010
From net investment income
Growth Discovery	$ 1,816	$ 2,117
Class K	270	195
Total	$ 2,086	$ 2,312
From net realized gain
Growth Discovery	$ 2,827	$ 400
Class K	227	17
Total	$ 3,054	$ 417

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010 A	Six months ended December 31, 2010	Year ended June 30, 2010 A
Growth Discovery
Shares sold	6,590	5,616	$ 84,480	$ 60,227
Conversion to Class K	-	(1,190)	-	(11,761)
Reinvestment of distributions	350	241	4,463	2,421
Shares redeemed	(6,615)	(33,383)	(80,032)	(351,851)
Net increase (decrease)	325	(28,716)	$ 8,911	$ (300,964)
Class K
Shares sold	1,275	864	$ 15,711	$ 9,392
Conversion from Growth Discovery	-	1,190	-	11,761
Reinvestment of distributions	39	21	497	212
Shares redeemed	(510)	(1,463)	(6,237)	(15,541)
Net increase (decrease)	804	612	$ 9,971	$ 5,824

A Conversion transactions for Class K and Growth Discovery are presented for the period July 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 through 2009 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

CII-USAN-0211
1.787778.107

Fidelity®
Growth Discovery Fund -
Class K

Semiannual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Growth Discovery	.59%
Actual		$ 1,000.00	$ 1,306.30	$ 3.43
Hypothetical A		$ 1,000.00	$ 1,022.23	$ 3.01
Class K	.38%
Actual		$ 1,000.00	$ 1,306.90	$ 2.21
Hypothetical A		$ 1,000.00	$ 1,023.29	$ 1.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.5	5.9
QUALCOMM, Inc.	3.9	3.2
Exxon Mobil Corp.	3.6	0.0
Google, Inc. Class A	3.3	2.3
United Technologies Corp.	2.7	2.6
Amazon.com, Inc.	2.3	1.2
Cisco Systems, Inc.	1.6	5.0
Express Scripts, Inc.	1.5	1.7
Novo Nordisk AS Series B	1.5	1.3
WABCO Holdings, Inc.	1.4	0.0
	28.3
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.4	34.3
Industrials	17.1	12.9
Consumer Discretionary	15.3	15.5
Health Care	12.4	16.0
Energy	8.9	2.3
Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Stocks 96.3%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 3.7%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	13.4%	** Foreign investments	9.8%

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.7%
Gentex Corp.	180,979	$ 5,350
Tenneco, Inc. (a)	23,100	951
		6,301
Automobiles - 1.2%
Bayerische Motoren Werke AG (BMW)	64,259	5,056
Harley-Davidson, Inc.	139,894	4,850
Tesla Motors, Inc. (a)(d)	28,900	770
		10,676
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	12,400	299
Navitas Ltd.	535,280	2,111
		2,410
Hotels, Restaurants & Leisure - 3.8%
China Lodging Group Ltd. ADR (d)	35,736	779
Chipotle Mexican Grill, Inc. (a)	3,307	703
Home Inns & Hotels Management, Inc. sponsored ADR (a)	10,892	446
Marriott International, Inc. Class A	101,415	4,213
McDonald's Corp.	145,400	11,161
Starbucks Corp.	239,026	7,680
Starwood Hotels & Resorts Worldwide, Inc.	59,045	3,589
The Cheesecake Factory, Inc. (a)	118,298	3,627
		32,198
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	14,762	838
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	109,639	19,735
Media - 0.5%
Discovery Communications, Inc. Class C (a)	93,350	3,425
Interpublic Group of Companies, Inc. (a)	55,538	590
		4,015
Multiline Retail - 2.0%
Dollarama, Inc. (a)	144,190	4,162
Dollarama, Inc. (a)(e)	25,900	748
Droga Raia SA	26,000	399
Target Corp.	200,750	12,071
		17,380
Specialty Retail - 2.2%
Lowe's Companies, Inc.	259,655	6,512
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	64,033	$ 4,050
TJX Companies, Inc.	99,609	4,422
Vitamin Shoppe, Inc. (a)	126,805	4,266
		19,250
Textiles, Apparel & Luxury Goods - 2.2%
Coach, Inc.	107,700	5,957
lululemon athletica, Inc. (a)	81,955	5,607
LVMH Moet Hennessy - Louis Vuitton	6,034	993
Polo Ralph Lauren Corp. Class A	53,168	5,897
		18,454
TOTAL CONSUMER DISCRETIONARY		131,257
CONSUMER STAPLES - 4.2%
Beverages - 0.7%
The Coca-Cola Co.	93,700	6,163
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	15,800	1,141
Walgreen Co.	157,076	6,120
Whole Foods Market, Inc.	138,989	7,031
		14,292
Food Products - 0.6%
Diamond Foods, Inc. (d)	44,451	2,364
Mead Johnson Nutrition Co. Class A	47,731	2,971
		5,335
Household Products - 0.3%
Procter & Gamble Co.	40,214	2,587
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	32,053	2,587
Herbalife Ltd.	75,392	5,155
		7,742
TOTAL CONSUMER STAPLES		36,119
ENERGY - 8.9%
Energy Equipment & Services - 3.0%
Halliburton Co.	231,998	9,472
National Oilwell Varco, Inc.	18,100	1,217
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	59,617	$ 4,390
Schlumberger Ltd.	125,701	10,496
		25,575
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	12,381	943
Apache Corp.	7,300	870
Concho Resources, Inc. (a)	29,721	2,606
Exxon Mobil Corp.	420,837	30,772
Occidental Petroleum Corp.	88,000	8,633
Pioneer Natural Resources Co.	14,800	1,285
Whiting Petroleum Corp. (a)	43,900	5,145
		50,254
TOTAL ENERGY		75,829
FINANCIALS - 5.3%
Capital Markets - 1.7%
BlackRock, Inc. Class A	43,391	8,269
Charles Schwab Corp.	181,251	3,101
Goldman Sachs Group, Inc.	5,442	915
JMP Group, Inc.	30,900	236
Noah Holdings Ltd. ADR (d)	99,750	1,950
		14,471
Commercial Banks - 1.6%
M&T Bank Corp.	18,970	1,651
Wells Fargo & Co.	387,573	12,011
		13,662
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	59,293	1,036
Diversified Financial Services - 1.4%
CME Group, Inc.	12,858	4,137
JPMorgan Chase & Co.	178,400	7,568
		11,705
Insurance - 0.3%
AFLAC, Inc.	38,000	2,144
Real Estate Investment Trusts - 0.0%
Dynex Capital, Inc.	26,000	284
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	92,600	$ 1,896
TOTAL FINANCIALS		45,198
HEALTH CARE - 12.4%
Biotechnology - 2.8%
Acorda Therapeutics, Inc. (a)	78,229	2,133
Alexion Pharmaceuticals, Inc. (a)	41,290	3,326
Clinical Data, Inc. (a)	151,271	2,407
Human Genome Sciences, Inc. (a)	81,900	1,957
Incyte Corp. (a)	159,837	2,647
United Therapeutics Corp. (a)	177,402	11,215
		23,685
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp. (a)	62,938	5,088
Health Care Providers & Services - 2.7%
Express Scripts, Inc. (a)	229,552	12,407
HMS Holdings Corp. (a)	13,100	848
Medco Health Solutions, Inc. (a)	157,106	9,626
		22,881
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc. (a)	209,777	8,691
Illumina, Inc. (a)	152,752	9,675
QIAGEN NV (a)	49,070	959
		19,325
Pharmaceuticals - 4.1%
Aegerion Pharmaceuticals, Inc.	25,100	356
Allergan, Inc.	26,500	1,820
Novo Nordisk AS Series B	110,049	12,405
Perrigo Co.	98,000	6,206
Teva Pharmaceutical Industries Ltd. sponsored ADR	68,122	3,551
Valeant Pharmaceuticals International, Inc.	376,625	10,680
		35,018
TOTAL HEALTH CARE		105,997
INDUSTRIALS - 17.1%
Aerospace & Defense - 6.4%
Esterline Technologies Corp. (a)	73,021	5,009
Goodrich Corp.	104,521	9,205
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	142,019	$ 7,550
Precision Castparts Corp.	57,753	8,040
TransDigm Group, Inc. (a)	27,458	1,977
United Technologies Corp.	291,930	22,981
		54,762
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	47,500	3,809
Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR	23,000	707
Southwest Airlines Co.	248,490	3,225
		3,932
Building Products - 0.4%
A.O. Smith Corp.	31,250	1,190
Lennox International, Inc.	44,978	2,127
		3,317
Commercial Services & Supplies - 0.2%
Waste Connections, Inc.	48,050	1,323
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	38,600	1,770
Electrical Equipment - 1.9%
Acuity Brands, Inc.	46,266	2,668
AMETEK, Inc.	48,737	1,913
Cooper Industries PLC Class A	52,500	3,060
Crompton Greaves Ltd.	120,470	835
Emerson Electric Co.	71,400	4,082
Polypore International, Inc. (a)	55,585	2,264
Regal-Beloit Corp.	26,400	1,762
		16,584
Industrial Conglomerates - 1.4%
3M Co.	93,108	8,035
Textron, Inc.	163,800	3,872
		11,907
Machinery - 4.2%
Cummins, Inc.	65,500	7,206
Danaher Corp.	140,000	6,604
Gardner Denver, Inc.	32,009	2,203
Ingersoll-Rand Co. Ltd.	43,823	2,064
PACCAR, Inc.	54,500	3,129
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
WABCO Holdings, Inc. (a)	202,231	$ 12,322
Weg SA	194,200	2,551
		36,079
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	21,310	1,050
CoStar Group, Inc. (a)	9,065	522
IHS, Inc. Class A (a)	12,698	1,021
Robert Half International, Inc.	139,400	4,266
		6,859
Road & Rail - 0.7%
Union Pacific Corp.	60,068	5,566
TOTAL INDUSTRIALS		145,908
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 7.2%
Cisco Systems, Inc. (a)	673,227	13,619
Juniper Networks, Inc. (a)	254,019	9,378
Motorola, Inc. (a)	507,800	4,606
Polycom, Inc. (a)	24,038	937
QUALCOMM, Inc.	667,279	33,024
		61,564
Computers & Peripherals - 7.5%
Apple, Inc. (a)	171,369	55,275
EMC Corp. (a)	131,340	3,008
NetApp, Inc. (a)	110,456	6,071
		64,354
Electronic Equipment & Components - 0.2%
Keyence Corp.	6,600	1,911
Internet Software & Services - 6.3%
Baidu.com, Inc. sponsored ADR (a)	37,962	3,664
Dice Holdings, Inc. (a)	75,300	1,081
Digital River, Inc. (a)	2,100	72
eBay, Inc. (a)	140,600	3,913
Google, Inc. Class A (a)	47,391	28,149
KIT Digital, Inc. (a)(d)	195,901	3,142
The Knot, Inc. (a)	88,038	870
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc.	183,184	$ 5,985
WebMD Health Corp. (a)	133,286	6,806
		53,682
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	90,700	6,647
iGate Corp.	61,641	1,215
Visa, Inc. Class A	15,720	1,106
		8,968
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC	168,500	1,151
ARM Holdings PLC sponsored ADR (d)	370,181	7,681
Avago Technologies Ltd.	287,225	8,177
		17,009
Software - 4.1%
ANSYS, Inc. (a)	16,800	875
Ariba, Inc. (a)	187,184	4,397
Citrix Systems, Inc. (a)	85,367	5,840
Computer Modelling Group Ltd.	36,700	951
Concur Technologies, Inc. (a)	16,951	880
Informatica Corp. (a)	34,200	1,506
Intuit, Inc. (a)	33,153	1,634
Kingdee International Software Group Co. Ltd.	1,782,000	1,000
Oracle Corp.	306,471	9,593
RealPage, Inc.	11,200	346
Red Hat, Inc. (a)	45,500	2,077
salesforce.com, Inc. (a)	27,150	3,584
Solera Holdings, Inc.	11,067	568
VMware, Inc. Class A (a)	19,215	1,708
		34,959
TOTAL INFORMATION TECHNOLOGY		242,447
MATERIALS - 4.4%
Chemicals - 1.2%
CF Industries Holdings, Inc.	24,200	3,271
FMC Corp.	25,600	2,045
The Mosaic Co.	66,677	5,091
		10,407
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 3.2%
Consolidated Thompson Iron Mines Ltd. (a)	441,900	$ 6,243
Grande Cache Coal Corp. (a)	570,700	5,991
Mirabela Nickel Ltd. (a)(d)	414,166	965
Mongolian Mining Corp.	644,000	752
Newmont Mining Corp.	120,219	7,385
Teck Resources Ltd. Class B (sub. vtg.)	46,100	2,856
Walter Energy, Inc.	21,600	2,761
		26,953
TOTAL MATERIALS		37,360
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Vivo Participacoes SA sponsored ADR	88,900	2,897
TOTAL COMMON STOCKS (Cost $666,501)		823,012
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.19% (b)	29,889,682	29,890
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	13,486,191	13,486
TOTAL MONEY MARKET FUNDS (Cost $43,376)		43,376
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $709,877)		866,388
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(12,313)
NET ASSETS - 100%		$ 854,075
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $748,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	99
Total	$ 114
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,257	$ 131,257	$ -	$ -
Consumer Staples	36,119	36,119	-	-
Energy	75,829	75,829	-	-
Financials	45,198	45,198	-	-
Health Care	105,997	93,592	12,405	-
Industrials	145,908	145,908	-	-
Information Technology	242,447	241,296	1,151	-
Materials	37,360	37,360	-	-
Telecommunication Services	2,897	2,897	-	-
Money Market Funds	43,376	43,376	-	-
Total Investments in Securities:	$ 866,388	$ 852,832	$ 13,556	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Canada	3.8%
Denmark	1.5%
Netherlands Antilles	1.2%
Cayman Islands	1.1%
United Kingdom	1.0%
Singapore	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $680,372,000 of which $90,091,000, $329,850,000 and $260,431,000 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,315) - See accompanying schedule: Unaffiliated issuers (cost $666,501)	$ 823,012
Fidelity Central Funds (cost $43,376)	43,376
Total Investments (cost $709,877)		$ 866,388
Receivable for investments sold		1,986
Receivable for fund shares sold		1,383
Dividends receivable		178
Distributions receivable from Fidelity Central Funds		10
Prepaid expenses		2
Other receivables		37
Total assets		869,984

Liabilities
Payable for investments purchased	$ 170
Payable for fund shares redeemed	1,828
Accrued management fee	215
Other affiliated payables	179
Other payables and accrued expenses	31
Collateral on securities loaned, at value	13,486
Total liabilities		15,909

Net Assets		$ 854,075
Net Assets consist of:
Paid in capital		$ 1,363,466
Distributions in excess of net investment income		(167)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(665,734)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		156,510
Net Assets		$ 854,075
Growth Discovery: Net Asset Value, offering price and redemption price per share ($787,960 ÷ 57,599 shares)		$ 13.68

Class K: Net Asset Value, offering price and redemption price per share ($66,115 ÷ 4,835 shares)		$ 13.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)

Investment Income
Dividends		$ 3,461
Income from Fidelity Central Funds		114
Total income		3,575

Expenses
Management fee Basic fee	$ 2,047
Performance adjustment	(1,055)
Transfer agent fees	904
Accounting and security lending fees	131
Custodian fees and expenses	32
Independent trustees' compensation	2
Registration fees	18
Audit	26
Legal	3
Miscellaneous	4
Total expenses before reductions	2,112
Expense reductions	(9)	2,103
Net investment income (loss)		1,472
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	22,147
Foreign currency transactions	(32)
Total net realized gain (loss)		22,115
Change in net unrealized appreciation (depreciation) on: Investment securities	170,679
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		170,684
Net gain (loss)		192,799
Net increase (decrease) in net assets resulting from operations		$ 194,271

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,472	$ 731
Net realized gain (loss)	22,115	81,917
Change in net unrealized appreciation (depreciation)	170,684	53,023
Net increase (decrease) in net assets resulting from operations	194,271	135,671
Distributions to shareholders from net investment income	(2,086)	(2,312)
Distributions to shareholders from net realized gain	(3,054)	(417)
Total distributions	(5,140)	(2,729)
Share transactions - net increase (decrease)	18,882	(295,140)
Total increase (decrease) in net assets	208,013	(162,198)

Net Assets
Beginning of period	646,062	808,260
End of period (including distributions in excess of net investment income of $167 and undistributed net investment income of $447, respectively)	$ 854,075	$ 646,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Discovery

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 9.04	$ 14.61	$ 14.36	$ 11.60	$ 10.70
Income from Investment Operations
Net investment income (loss) D	.02	.01	.04	.09	.07	.12
Net realized and unrealized gain (loss)	3.20	1.52	(5.54)	.20	2.83	.91
Total from investment operations	3.22	1.53	(5.50)	.29	2.90	1.03
Distributions from net investment income	(.03)	(.03)	(.07)	(.04)	(.12)	(.13)
Distributions from net realized gain	(.05)	(.01)	-	-	(.02)	-
Total distributions	(.08)	(.03) H	(.07)	(.04)	(.14)	(.13)
Net asset value, end of period	$ 13.68	$ 10.54	$ 9.04	$ 14.61	$ 14.36	$ 11.60
Total Return B,C	30.63%	16.96%	(37.75)%	1.98%	25.24%	9.67%
Ratios to Average Net Assets E,G
Expenses before reductions	.59% A	.76%	.90%	.91%	.81%	.68%
Expenses net of fee waivers, if any	.59% A	.76%	.90%	.91%	.81%	.68%
Expenses net of all reductions	.59% A	.75%	.89%	.90%	.80%	.61%
Net investment income (loss)	.39% A	.08%	.36%	.57%	.55%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 788	$ 604	$ 777	$ 1,768	$ 481	$ 412
Portfolio turnover rate F	76% A	87%	166%	150%	199%	184%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.03 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.05	$ 14.62	$ 14.94
Income from Investment Operations
Net investment income (loss) D	.04	.03	.05	.03
Net realized and unrealized gain (loss)	3.19	1.53	(5.53)	(.35)
Total from investment operations	3.23	1.56	(5.48)	(.32)
Distributions from net investment income	(.06)	(.05)	(.09)	-
Distributions from net realized gain	(.05)	(.01)	-	-
Total distributions	(.11)	(.06) I	(.09)	-
Net asset value, end of period	$ 13.67	$ 10.55	$ 9.05	$ 14.62
Total Return B,C	30.69%	17.25%	(37.60)%	(2.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.38% A	.53%	.67%	.76% A
Expenses net of fee waivers, if any	.38% A	.53%	.67%	.76% A
Expenses net of all reductions	.38% A	.52%	.67%	.75% A
Net investment income (loss)	.60% A	.31%	.59%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,115	$ 42,507	$ 30,939	$ 98
Portfolio turnover rate F	76% A	87%	166%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.06 per share is comprised of distributions from net investment income of $.054 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Discovery Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 169,441
Gross unrealized depreciation	(16,486)
Net unrealized appreciation (depreciation)	$ 152,955
Tax cost	$ 713,433

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $271,611 and $279,450, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .27% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Growth Discovery	$ 890.26
Class K	14.05
	$ 904

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $99. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2010	Year ended June 30, 2010
From net investment income
Growth Discovery	$ 1,816	$ 2,117
Class K	270	195
Total	$ 2,086	$ 2,312
From net realized gain
Growth Discovery	$ 2,827	$ 400
Class K	227	17
Total	$ 3,054	$ 417

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010 A	Six months ended December 31, 2010	Year ended June 30, 2010 A
Growth Discovery
Shares sold	6,590	5,616	$ 84,480	$ 60,227
Conversion to Class K	-	(1,190)	-	(11,761)
Reinvestment of distributions	350	241	4,463	2,421
Shares redeemed	(6,615)	(33,383)	(80,032)	(351,851)
Net increase (decrease)	325	(28,716)	$ 8,911	$ (300,964)
Class K
Shares sold	1,275	864	$ 15,711	$ 9,392
Conversion from Growth Discovery	-	1,190	-	11,761
Reinvestment of distributions	39	21	497	212
Shares redeemed	(510)	(1,463)	(6,237)	(15,541)
Net increase (decrease)	804	612	$ 9,971	$ 5,824

A Conversion transactions for Class K and Growth Discovery are presented for the period July 1, 2009 through August 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of Class K and the retail class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Semiannual Report

Fidelity Growth Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund (the class with the longer performance record) was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Growth Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Furthermore, the Board considered that shareholders approved a prospective change in the index used to calculate the fund's performance adjustment, beginning February 1, 2007. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to February 1, 2007 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2007 through 2009 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each class ranked below its competitive median for 2009.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CII-K-USAN-0211
1.863273.102

Fidelity®
Mega Cap Stock
Fund

Semiannual Report

December 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	1.07%
Actual		$ 1,000.00	$ 1,240.00	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.33%
Actual		$ 1,000.00	$ 1,239.90	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.83%
Actual		$ 1,000.00	$ 1,236.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Class C	1.83%
Actual		$ 1,000.00	$ 1,236.00	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 1,241.50	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,242.50	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	5.5	4.7
Exxon Mobil Corp.	5.1	4.8
JPMorgan Chase & Co.	4.9	4.3
Apple, Inc.	3.5	3.0
Bank of America Corp.	3.0	3.7
Cisco Systems, Inc.	2.9	3.6
Chevron Corp.	2.9	2.6
Pfizer, Inc.	2.2	2.6
Johnson & Johnson	1.9	2.2
International Business Machines Corp.	1.9	2.0
	33.8
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	24.8
Financials	20.2	19.7
Energy	13.2	13.6
Consumer Discretionary	11.3	9.2
Health Care	10.7	12.8
Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Stocks 99.4%		Stocks 100.1%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (0.1)%
* Foreign investments	10.5%	** Foreign investments	9.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Johnson Controls, Inc.	38,600	$ 1,474,520
Distributors - 0.1%
Li & Fung Ltd.	84,000	487,411
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	56,800	2,619,048
Yum! Brands, Inc.	12,900	632,745
		3,251,793
Media - 2.9%
Comcast Corp. Class A (special) (non-vtg.)	412,300	8,579,963
News Corp. Class A	32,000	465,920
Time Warner, Inc.	251,300	8,084,321
Viacom, Inc. Class B (non-vtg.)	73,200	2,899,452
		20,029,656
Multiline Retail - 1.8%
Kohl's Corp. (a)	38,200	2,075,788
Target Corp.	167,300	10,059,749
		12,135,537
Specialty Retail - 4.1%
Best Buy Co., Inc.	43,100	1,477,899
Home Depot, Inc.	202,400	7,096,144
Lowe's Companies, Inc.	358,500	8,991,180
Staples, Inc.	390,843	8,899,495
TJX Companies, Inc.	28,400	1,260,676
		27,725,394
TOTAL CONSUMER DISCRETIONARY		65,104,311
CONSUMER STAPLES - 10.0%
Beverages - 2.8%
Diageo PLC sponsored ADR	9,900	735,867
PepsiCo, Inc.	188,200	12,295,106
The Coca-Cola Co.	88,700	5,833,799
		18,864,772
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	117,000	4,068,090
Sysco Corp.	25,300	743,820
Walgreen Co.	184,400	7,184,224
		11,996,134
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Archer Daniels Midland Co.	54,800	$ 1,648,384
Danone	61,717	3,879,885
Kellogg Co.	40,200	2,053,416
		7,581,685
Household Products - 3.0%
Colgate-Palmolive Co.	35,400	2,845,098
Kimberly-Clark Corp.	62,700	3,952,608
Procter & Gamble Co.	181,000	11,643,730
Reckitt Benckiser Group PLC	30,400	1,671,857
		20,113,293
Personal Products - 0.1%
Beiersdorf AG	19,000	1,054,860
Tobacco - 1.2%
Philip Morris International, Inc.	134,930	7,897,453
TOTAL CONSUMER STAPLES		67,508,197
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	83,100	4,750,827
Halliburton Co.	27,600	1,126,908
Schlumberger Ltd.	40,303	3,365,301
Weatherford International Ltd. (a)	263,400	6,005,520
		15,248,556
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	216,800	19,783,000
Exxon Mobil Corp.	469,171	34,305,784
Marathon Oil Corp.	100,600	3,725,218
Occidental Petroleum Corp.	60,700	5,954,670
Southwestern Energy Co. (a)	74,500	2,788,535
Suncor Energy, Inc.	148,700	5,707,647
Total SA sponsored ADR	10,100	540,148
		72,805,002
TOTAL ENERGY		88,053,558
FINANCIALS - 20.2%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	189,500	5,722,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	185,800	$ 5,055,618
Northern Trust Corp.	62,500	3,463,125
		14,241,643
Commercial Banks - 8.5%
BB&T Corp.	329,600	8,665,184
Lloyds Banking Group PLC (a)	638,800	659,881
PNC Financial Services Group, Inc.	38,900	2,362,008
SunTrust Banks, Inc.	45,600	1,345,656
U.S. Bancorp, Delaware	276,600	7,459,902
Wells Fargo & Co.	1,206,153	37,378,677
		57,871,308
Diversified Financial Services - 9.6%
Bank of America Corp.	1,542,535	20,577,417
Citigroup, Inc. (a)	2,388,200	11,296,186
JPMorgan Chase & Co.	776,700	32,947,614
		64,821,217
TOTAL FINANCIALS		136,934,168
HEALTH CARE - 10.7%
Biotechnology - 1.9%
Amgen, Inc. (a)	185,790	10,199,871
Gilead Sciences, Inc. (a)	64,000	2,319,360
		12,519,231
Health Care Equipment & Supplies - 0.4%
Zimmer Holdings, Inc. (a)	47,200	2,533,696
Health Care Providers & Services - 1.7%
McKesson Corp.	96,100	6,763,518
Medco Health Solutions, Inc. (a)	82,200	5,036,394
		11,799,912
Pharmaceuticals - 6.7%
Abbott Laboratories	122,700	5,878,557
Johnson & Johnson	207,500	12,833,875
Merck & Co., Inc.	326,100	11,752,644
Pfizer, Inc.	867,100	15,182,921
		45,647,997
TOTAL HEALTH CARE		72,500,836
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	176,200	$ 9,366,792
Precision Castparts Corp.	10,600	1,475,626
The Boeing Co.	32,500	2,120,950
United Technologies Corp.	66,000	5,195,520
		18,158,888
Air Freight & Logistics - 0.9%
FedEx Corp.	20,800	1,934,608
United Parcel Service, Inc. Class B	60,500	4,391,090
		6,325,698
Electrical Equipment - 0.3%
Alstom SA	43,990	2,106,152
Industrial Conglomerates - 2.5%
3M Co.	22,600	1,950,380
General Electric Co.	601,400	10,999,606
Koninklijke Philips Electronics NV unit	89,700	2,753,790
Tyco International Ltd.	28,800	1,193,472
		16,897,248
Machinery - 2.8%
Danaher Corp.	86,400	4,075,488
Ingersoll-Rand Co. Ltd.	255,399	12,026,739
PACCAR, Inc.	43,500	2,497,770
		18,599,997
Road & Rail - 0.7%
Union Pacific Corp.	51,200	4,744,192
TOTAL INDUSTRIALS		66,832,175
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	980,300	19,831,469
Juniper Networks, Inc. (a)	134,200	4,954,664
QUALCOMM, Inc.	209,800	10,383,002
		35,169,135
Computers & Peripherals - 5.3%
Apple, Inc. (a)	72,800	23,482,368
EMC Corp. (a)	332,200	7,607,380
Hewlett-Packard Co.	118,600	4,993,060
		36,082,808
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Corning, Inc.	327,900	$ 6,335,028
Internet Software & Services - 2.5%
eBay, Inc. (a)	159,900	4,450,017
Google, Inc. Class A (a)	20,750	12,324,878
		16,774,895
IT Services - 4.6%
Accenture PLC Class A	59,600	2,890,004
International Business Machines Corp.	86,300	12,665,388
MasterCard, Inc. Class A	36,400	8,157,604
Visa, Inc. Class A	102,200	7,192,836
		30,905,832
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	49,400	694,070
ASML Holding NV	23,000	881,820
Taiwan Semiconductor Manufacturing Co. Ltd.	882,974	2,148,429
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	339,200	4,253,568
Texas Instruments, Inc.	214,700	6,977,750
		14,955,637
Software - 2.0%
Adobe Systems, Inc. (a)	63,200	1,945,296
Autonomy Corp. PLC (a)	256,147	6,014,398
Oracle Corp.	164,500	5,148,850
		13,108,544
TOTAL INFORMATION TECHNOLOGY		153,331,879
MATERIALS - 1.4%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	101,318	5,053,742
Monsanto Co.	33,500	2,332,940
		7,386,682
Metals & Mining - 0.3%
Nucor Corp.	49,700	2,177,854
TOTAL MATERIALS		9,564,536
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	19,900	1,027,636
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp.	52,130	$ 1,372,062
TOTAL COMMON STOCKS (Cost $613,100,008)		662,229,358
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75% (a)	32,000	1,731,520
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 5.00%	13,800	1,276,500
TOTAL CONVERTIBLE PREFERRED STOCKS		3,008,020
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 1.5%
Porsche Automobil Holding SE	73,900	5,894,665
Volkswagen AG	26,500	4,301,263
		10,195,928
TOTAL PREFERRED STOCKS (Cost $9,690,574)		13,203,948
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.19% (b) (Cost $1,229,315)	1,229,315	1,229,315
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $624,019,897)		676,662,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,398
NET ASSETS - 100%		$ 676,669,019
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,483
Fidelity Securities Lending Cash Central Fund	1,871
Total	$ 3,354
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,031,759	$ 77,031,759	$ -	$ -
Consumer Staples	67,508,197	67,508,197	-	-
Energy	89,330,058	89,330,058	-	-
Financials	136,934,168	136,274,287	659,881	-
Health Care	72,500,836	72,500,836	-	-
Industrials	66,832,175	66,832,175	-	-
Information Technology	153,331,879	151,183,450	2,148,429	-
Materials	9,564,536	9,564,536	-	-
Telecommunication Services	1,027,636	1,027,636	-	-
Utilities	1,372,062	1,372,062	-	-
Money Market Funds	1,229,315	1,229,315	-	-
Total Investments in Securities:	$ 676,662,621	$ 673,854,311	$ 2,808,310	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
Ireland	2.2%
Germany	1.6%
United Kingdom	1.4%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $198,200,550 of which $88,847,328 and $109,353,222 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $622,790,582)	$ 675,433,306
Fidelity Central Funds (cost $1,229,315)	1,229,315
Total Investments (cost $624,019,897)		$ 676,662,621
Receivable for investments sold		1,307,449
Receivable for fund shares sold		2,069,793
Dividends receivable		659,120
Distributions receivable from Fidelity Central Funds		461
Prepaid expenses		1,721
Other receivables		11,852
Total assets		680,713,017

Liabilities
Payable for investments purchased	$ 2,204,214
Payable for fund shares redeemed	1,403,121
Accrued management fee	251,582
Distribution and service plan fees payable	2,758
Other affiliated payables	151,658
Other payables and accrued expenses	30,665
Total liabilities		4,043,998

Net Assets		$ 676,669,019
Net Assets consist of:
Paid in capital		$ 810,761,156
Distributions in excess of net investment income		(121,470)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,619,010)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,648,343
Net Assets		$ 676,669,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,099,676 ÷ 311,489 shares)	$ 9.95

Maximum offering price per share (100/94.25 of $9.95)	$ 10.56
Class T: Net Asset Value and redemption price per share ($1,433,375 ÷ 143,807 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($741,485 ÷ 74,773 shares)A	$ 9.92

Class C: Net Asset Value and offering price per share ($1,271,401 ÷ 128,433 shares)A	$ 9.90

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($561,137,437 ÷ 56,142,187 shares)	$ 9.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,985,645 ÷ 10,939,996 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2010 (Unaudited)
Investment Income
Dividends		$ 4,890,990
Income from Fidelity Central Funds		3,354
Total income		4,894,344

Expenses
Management fee	$ 1,365,933
Transfer agent fees	759,612
Distribution and service plan fees	14,860
Accounting and security lending fees	110,332
Custodian fees and expenses	38,506
Independent trustees' compensation	1,669
Registration fees	33,289
Audit	26,047
Legal	1,661
Miscellaneous	2,887
Total expenses before reductions	2,354,796
Expense reductions	(6,153)	2,348,643
Net investment income (loss)		2,545,701
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,355,401
Foreign currency transactions	(2,765)
Total net realized gain (loss)		20,352,636
Change in net unrealized appreciation (depreciation) on: Investment securities	105,179,111
Assets and liabilities in foreign currencies	5,710
Total change in net unrealized appreciation (depreciation)		105,184,821
Net gain (loss)		125,537,457
Net increase (decrease) in net assets resulting from operations		$ 128,083,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,545,701	$ 3,756,100
Net realized gain (loss)	20,352,636	30,192,409
Change in net unrealized appreciation (depreciation)	105,184,821	(24,008,122)
Net increase (decrease) in net assets resulting from operations	128,083,158	9,940,387
Distributions to shareholders from net investment income	(4,840,262)	(4,677,008)
Share transactions - net increase (decrease)	46,666,397	245,831,887
Total increase (decrease) in net assets	169,909,293	251,095,266

Net Assets
Beginning of period	506,759,726	255,664,460
End of period (including distributions in excess of net investment income of $121,470 and undistributed net investment income of $2,173,091, respectively)	$ 676,669,019	$ 506,759,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.06	.10	.05
Net realized and unrealized gain (loss)	1.90	.92	(2.65)	(.77)
Total from investment operations	1.93	.98	(2.55)	(.72)
Distributions from net investment income	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 9.95	$ 8.07	$ 7.20	$ 9.89
Total Return B, C, D	24.00%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.10%	1.13%	1.02% A
Expenses net of fee waivers, if any	1.07% A	1.10%	1.13%	1.02% A
Expenses net of all reductions	1.07% A	1.10%	1.13%	1.01% A
Net investment income (loss)	.57% A	.66%	1.44%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,100	$ 2,238	$ 806	$ 106
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.01	.03	.09	.04
Net realized and unrealized gain (loss)	1.92	.93	(2.67)	(.77)
Total from investment operations	1.93	.96	(2.58)	(.73)
Distributions from net investment income	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 9.97	$ 8.07	$ 7.20	$ 9.88
Total Return B, C, D	23.99%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.36%	1.36%	1.32% A
Expenses net of fee waivers, if any	1.33% A	1.36%	1.36%	1.32% A
Expenses net of all reductions	1.33% A	1.35%	1.36%	1.32% A
Net investment income (loss)	.32% A	.41%	1.21%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,433	$ 1,073	$ 446	$ 136
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.91	.92	(2.66)	(.76)
Total from investment operations	1.90	.91	(2.61)	(.74)
Distributions from net investment income	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	(.08)	(.07)	-
Net asset value, end of period	$ 9.92	$ 8.02	$ 7.19	$ 9.87
Total Return B, C, D	23.69%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.88%	1.88%	1.73% A
Expenses net of fee waivers, if any	1.83% A	1.88%	1.88%	1.73% A
Expenses net of all reductions	1.83% A	1.88%	1.88%	1.73% A
Net investment income (loss)	(.19)% A	(.12)%	.68%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 741	$ 667	$ 263	$ 107
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.90	.92	(2.66)	(.76)
Total from investment operations	1.89	.91	(2.61)	(.74)
Distributions from net investment income	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	(.06)	(.10)	-
Net asset value, end of period	$ 9.90	$ 8.01	$ 7.16	$ 9.87
Total Return B, C, D	23.60%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.86%	1.88%	1.71% A
Expenses net of fee waivers, if any	1.83% A	1.86%	1.88%	1.71% A
Expenses net of all reductions	1.82% A	1.85%	1.88%	1.71% A
Net investment income (loss)	(.18)% A	(.10)%	.69%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271	$ 807	$ 470	$ 98
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28
Income from Investment Operations
Net investment income (loss) D	.04	.08	.13	.14	.09	.05
Net realized and unrealized gain (loss)	1.91	.93	(2.67)	(1.60)	1.93	1.21
Total from investment operations	1.95	1.01	(2.54)	(1.46)	2.02	1.26
Distributions from net investment income	(.07)	(.13)	(.12)	(.07)	(.09)	(.06)
Distributions from net realized gain	-	-	(.02)	(.62)	(.18)	(.17)
Total distributions	(.07)	(.13)	(.14)	(.69)	(.27)	(.23)
Net asset value, end of period	$ 9.99	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31
Total Return B, C	24.15%	13.93%	(25.77)%	(12.73)%	20.05%	13.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.81%	.79%	.75%	.81%	.86%
Expenses net of fee waivers, if any	.78% A	.80%	.78%	.74%	.81%	.86%
Expenses net of all reductions	.78% A	.79%	.78%	.74%	.81%	.82%
Net investment income (loss)	.86% A	.96%	1.78%	1.28%	.79%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 561,137	$ 500,407	$ 253,164	$ 667,542	$ 205,163	$ 182,834
Portfolio turnover rate F	65% A	97%	138%	97%	94%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.04	.08	.13	.07
Net realized and unrealized gain (loss)	1.92	.92	(2.67)	(.77)
Total from investment operations	1.96	1.00	(2.54)	(.70)
Distributions from net investment income	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 9.96	$ 8.09	$ 7.22	$ 9.91
Total Return B, C	24.25%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.88%	.77%	.70% A
Expenses net of fee waivers, if any	.80% A	.88%	.77%	.70% A
Expenses net of all reductions	.80% A	.87%	.77%	.70% A
Net investment income (loss)	.84% A	.88%	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,986	$ 1,568	$ 515	$ 93
Portfolio turnover rate F	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 73,766,792
Gross unrealized depreciation	(29,884,555)
Net unrealized appreciation (depreciation)	$ 43,882,237

Tax cost	$ 632,780,384

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,652,761 and $189,707,433, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,246	$ 116
Class T	.25%	.25%	2,926	-
Class B	.75%	.25%	3,788	2,840
Class C	.75%	.25%	4,900	1,724
			$ 14,860	$ 4,680

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,026
Class T	219
Class B*	469
Class C*	21
$ 1,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 3,825.29
Class T	1,755.30
Class B	1,149.30
Class C	1,456.30
Mega Cap Stock	643,063.25
Institutional Class	108,364.27
	$ 759,612

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,614 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,871. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,153 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2010	Year ended June 30, 2010
From net investment income
Class A	$ 15,699	$ 14,433
Class T	4,295	5,619
Class B	-	3,019
Class C	-	3,736
Mega Cap Stock	4,094,618	4,638,812
Institutional Class	725,650	11,389
Total	$ 4,840,262	$ 4,677,008

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010	Six months ended December 31, 2010	Year ended June 30, 2010
Class A
Shares sold	75,992	206,749	$ 694,856	$ 1,785,964
Reinvestment of distributions	1,526	1,491	14,210	12,146
Shares redeemed	(43,457)	(42,757)	(385,190)	(366,329)
Net increase (decrease)	34,061	165,483	$ 323,876	$ 1,431,781
Class T
Shares sold	35,497	130,216	$ 331,054	$ 1,149,513
Reinvestment of distributions	459	704	4,248	5,607
Shares redeemed	(25,065)	(59,921)	(219,493)	(504,887)
Net increase (decrease)	10,891	70,999	$ 115,809	$ 650,233
Class B
Shares sold	9,587	61,939	$ 82,411	$ 536,167
Reinvestment of distributions	-	377	-	2,999
Shares redeemed	(17,933)	(15,801)	(165,433)	(135,627)
Net increase (decrease)	(8,346)	46,515	$ (83,022)	$ 403,539
Class C
Shares sold	30,481	66,985	$ 284,020	$ 573,391
Reinvestment of distributions	-	455	-	3,608
Shares redeemed	(2,857)	(32,259)	(25,536)	(275,611)
Net increase (decrease)	27,624	35,181	$ 258,484	$ 301,388

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010	Six months ended December 31, 2010	Year ended June 30, 2010
Mega Cap Stock
Shares sold	6,206,901	40,219,704	$ 57,422,266	$ 357,841,009
Reinvestment of distributions	418,751	528,884	3,910,800	4,344,951
Shares redeemed	(12,204,875)	(14,055,530)	(108,100,682)	(120,180,637)
Net increase (decrease)	(5,579,223)	26,693,058	$ (46,767,616)	$ 242,005,323
Institutional Class
Shares sold	10,674,776	146,362	$ 92,147,060	$ 1,249,340
Reinvestment of distributions	75,239	34	703,651	282
Shares redeemed	(3,751)	(23,944)	(31,845)	(209,999)
Net increase (decrease)	10,746,264	122,452	$ 92,818,866	$ 1,039,623

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations, Co.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GII-USAN-0211
1.787781.108

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Mega Cap Stock
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

December 31, 2010

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Mega Cap Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	1.07%
Actual		$ 1,000.00	$ 1,240.00	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.33%
Actual		$ 1,000.00	$ 1,239.90	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.83%
Actual		$ 1,000.00	$ 1,236.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Class C	1.83%
Actual		$ 1,000.00	$ 1,236.00	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 1,241.50	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,242.50	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	5.5	4.7
Exxon Mobil Corp.	5.1	4.8
JPMorgan Chase & Co.	4.9	4.3
Apple, Inc.	3.5	3.0
Bank of America Corp.	3.0	3.7
Cisco Systems, Inc.	2.9	3.6
Chevron Corp.	2.9	2.6
Pfizer, Inc.	2.2	2.6
Johnson & Johnson	1.9	2.2
International Business Machines Corp.	1.9	2.0
	33.8
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	24.8
Financials	20.2	19.7
Energy	13.2	13.6
Consumer Discretionary	11.3	9.2
Health Care	10.7	12.8
Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Stocks 99.4%		Stocks 100.1%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (0.1)%
* Foreign investments	10.5%	** Foreign investments	9.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Johnson Controls, Inc.	38,600	$ 1,474,520
Distributors - 0.1%
Li & Fung Ltd.	84,000	487,411
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	56,800	2,619,048
Yum! Brands, Inc.	12,900	632,745
		3,251,793
Media - 2.9%
Comcast Corp. Class A (special) (non-vtg.)	412,300	8,579,963
News Corp. Class A	32,000	465,920
Time Warner, Inc.	251,300	8,084,321
Viacom, Inc. Class B (non-vtg.)	73,200	2,899,452
		20,029,656
Multiline Retail - 1.8%
Kohl's Corp. (a)	38,200	2,075,788
Target Corp.	167,300	10,059,749
		12,135,537
Specialty Retail - 4.1%
Best Buy Co., Inc.	43,100	1,477,899
Home Depot, Inc.	202,400	7,096,144
Lowe's Companies, Inc.	358,500	8,991,180
Staples, Inc.	390,843	8,899,495
TJX Companies, Inc.	28,400	1,260,676
		27,725,394
TOTAL CONSUMER DISCRETIONARY		65,104,311
CONSUMER STAPLES - 10.0%
Beverages - 2.8%
Diageo PLC sponsored ADR	9,900	735,867
PepsiCo, Inc.	188,200	12,295,106
The Coca-Cola Co.	88,700	5,833,799
		18,864,772
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	117,000	4,068,090
Sysco Corp.	25,300	743,820
Walgreen Co.	184,400	7,184,224
		11,996,134
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Archer Daniels Midland Co.	54,800	$ 1,648,384
Danone	61,717	3,879,885
Kellogg Co.	40,200	2,053,416
		7,581,685
Household Products - 3.0%
Colgate-Palmolive Co.	35,400	2,845,098
Kimberly-Clark Corp.	62,700	3,952,608
Procter & Gamble Co.	181,000	11,643,730
Reckitt Benckiser Group PLC	30,400	1,671,857
		20,113,293
Personal Products - 0.1%
Beiersdorf AG	19,000	1,054,860
Tobacco - 1.2%
Philip Morris International, Inc.	134,930	7,897,453
TOTAL CONSUMER STAPLES		67,508,197
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	83,100	4,750,827
Halliburton Co.	27,600	1,126,908
Schlumberger Ltd.	40,303	3,365,301
Weatherford International Ltd. (a)	263,400	6,005,520
		15,248,556
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	216,800	19,783,000
Exxon Mobil Corp.	469,171	34,305,784
Marathon Oil Corp.	100,600	3,725,218
Occidental Petroleum Corp.	60,700	5,954,670
Southwestern Energy Co. (a)	74,500	2,788,535
Suncor Energy, Inc.	148,700	5,707,647
Total SA sponsored ADR	10,100	540,148
		72,805,002
TOTAL ENERGY		88,053,558
FINANCIALS - 20.2%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	189,500	5,722,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	185,800	$ 5,055,618
Northern Trust Corp.	62,500	3,463,125
		14,241,643
Commercial Banks - 8.5%
BB&T Corp.	329,600	8,665,184
Lloyds Banking Group PLC (a)	638,800	659,881
PNC Financial Services Group, Inc.	38,900	2,362,008
SunTrust Banks, Inc.	45,600	1,345,656
U.S. Bancorp, Delaware	276,600	7,459,902
Wells Fargo & Co.	1,206,153	37,378,677
		57,871,308
Diversified Financial Services - 9.6%
Bank of America Corp.	1,542,535	20,577,417
Citigroup, Inc. (a)	2,388,200	11,296,186
JPMorgan Chase & Co.	776,700	32,947,614
		64,821,217
TOTAL FINANCIALS		136,934,168
HEALTH CARE - 10.7%
Biotechnology - 1.9%
Amgen, Inc. (a)	185,790	10,199,871
Gilead Sciences, Inc. (a)	64,000	2,319,360
		12,519,231
Health Care Equipment & Supplies - 0.4%
Zimmer Holdings, Inc. (a)	47,200	2,533,696
Health Care Providers & Services - 1.7%
McKesson Corp.	96,100	6,763,518
Medco Health Solutions, Inc. (a)	82,200	5,036,394
		11,799,912
Pharmaceuticals - 6.7%
Abbott Laboratories	122,700	5,878,557
Johnson & Johnson	207,500	12,833,875
Merck & Co., Inc.	326,100	11,752,644
Pfizer, Inc.	867,100	15,182,921
		45,647,997
TOTAL HEALTH CARE		72,500,836
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	176,200	$ 9,366,792
Precision Castparts Corp.	10,600	1,475,626
The Boeing Co.	32,500	2,120,950
United Technologies Corp.	66,000	5,195,520
		18,158,888
Air Freight & Logistics - 0.9%
FedEx Corp.	20,800	1,934,608
United Parcel Service, Inc. Class B	60,500	4,391,090
		6,325,698
Electrical Equipment - 0.3%
Alstom SA	43,990	2,106,152
Industrial Conglomerates - 2.5%
3M Co.	22,600	1,950,380
General Electric Co.	601,400	10,999,606
Koninklijke Philips Electronics NV unit	89,700	2,753,790
Tyco International Ltd.	28,800	1,193,472
		16,897,248
Machinery - 2.8%
Danaher Corp.	86,400	4,075,488
Ingersoll-Rand Co. Ltd.	255,399	12,026,739
PACCAR, Inc.	43,500	2,497,770
		18,599,997
Road & Rail - 0.7%
Union Pacific Corp.	51,200	4,744,192
TOTAL INDUSTRIALS		66,832,175
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	980,300	19,831,469
Juniper Networks, Inc. (a)	134,200	4,954,664
QUALCOMM, Inc.	209,800	10,383,002
		35,169,135
Computers & Peripherals - 5.3%
Apple, Inc. (a)	72,800	23,482,368
EMC Corp. (a)	332,200	7,607,380
Hewlett-Packard Co.	118,600	4,993,060
		36,082,808
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Corning, Inc.	327,900	$ 6,335,028
Internet Software & Services - 2.5%
eBay, Inc. (a)	159,900	4,450,017
Google, Inc. Class A (a)	20,750	12,324,878
		16,774,895
IT Services - 4.6%
Accenture PLC Class A	59,600	2,890,004
International Business Machines Corp.	86,300	12,665,388
MasterCard, Inc. Class A	36,400	8,157,604
Visa, Inc. Class A	102,200	7,192,836
		30,905,832
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	49,400	694,070
ASML Holding NV	23,000	881,820
Taiwan Semiconductor Manufacturing Co. Ltd.	882,974	2,148,429
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	339,200	4,253,568
Texas Instruments, Inc.	214,700	6,977,750
		14,955,637
Software - 2.0%
Adobe Systems, Inc. (a)	63,200	1,945,296
Autonomy Corp. PLC (a)	256,147	6,014,398
Oracle Corp.	164,500	5,148,850
		13,108,544
TOTAL INFORMATION TECHNOLOGY		153,331,879
MATERIALS - 1.4%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	101,318	5,053,742
Monsanto Co.	33,500	2,332,940
		7,386,682
Metals & Mining - 0.3%
Nucor Corp.	49,700	2,177,854
TOTAL MATERIALS		9,564,536
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	19,900	1,027,636
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp.	52,130	$ 1,372,062
TOTAL COMMON STOCKS (Cost $613,100,008)		662,229,358
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75% (a)	32,000	1,731,520
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 5.00%	13,800	1,276,500
TOTAL CONVERTIBLE PREFERRED STOCKS		3,008,020
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 1.5%
Porsche Automobil Holding SE	73,900	5,894,665
Volkswagen AG	26,500	4,301,263
		10,195,928
TOTAL PREFERRED STOCKS (Cost $9,690,574)		13,203,948
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.19% (b) (Cost $1,229,315)	1,229,315	1,229,315
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $624,019,897)		676,662,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,398
NET ASSETS - 100%		$ 676,669,019
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,483
Fidelity Securities Lending Cash Central Fund	1,871
Total	$ 3,354
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,031,759	$ 77,031,759	$ -	$ -
Consumer Staples	67,508,197	67,508,197	-	-
Energy	89,330,058	89,330,058	-	-
Financials	136,934,168	136,274,287	659,881	-
Health Care	72,500,836	72,500,836	-	-
Industrials	66,832,175	66,832,175	-	-
Information Technology	153,331,879	151,183,450	2,148,429	-
Materials	9,564,536	9,564,536	-	-
Telecommunication Services	1,027,636	1,027,636	-	-
Utilities	1,372,062	1,372,062	-	-
Money Market Funds	1,229,315	1,229,315	-	-
Total Investments in Securities:	$ 676,662,621	$ 673,854,311	$ 2,808,310	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
Ireland	2.2%
Germany	1.6%
United Kingdom	1.4%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $198,200,550 of which $88,847,328 and $109,353,222 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $622,790,582)	$ 675,433,306
Fidelity Central Funds (cost $1,229,315)	1,229,315
Total Investments (cost $624,019,897)		$ 676,662,621
Receivable for investments sold		1,307,449
Receivable for fund shares sold		2,069,793
Dividends receivable		659,120
Distributions receivable from Fidelity Central Funds		461
Prepaid expenses		1,721
Other receivables		11,852
Total assets		680,713,017

Liabilities
Payable for investments purchased	$ 2,204,214
Payable for fund shares redeemed	1,403,121
Accrued management fee	251,582
Distribution and service plan fees payable	2,758
Other affiliated payables	151,658
Other payables and accrued expenses	30,665
Total liabilities		4,043,998

Net Assets		$ 676,669,019
Net Assets consist of:
Paid in capital		$ 810,761,156
Distributions in excess of net investment income		(121,470)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,619,010)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,648,343
Net Assets		$ 676,669,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,099,676 ÷ 311,489 shares)	$ 9.95

Maximum offering price per share (100/94.25 of $9.95)	$ 10.56
Class T: Net Asset Value and redemption price per share ($1,433,375 ÷ 143,807 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($741,485 ÷ 74,773 shares)A	$ 9.92

Class C: Net Asset Value and offering price per share ($1,271,401 ÷ 128,433 shares)A	$ 9.90

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($561,137,437 ÷ 56,142,187 shares)	$ 9.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,985,645 ÷ 10,939,996 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2010 (Unaudited)
Investment Income
Dividends		$ 4,890,990
Income from Fidelity Central Funds		3,354
Total income		4,894,344

Expenses
Management fee	$ 1,365,933
Transfer agent fees	759,612
Distribution and service plan fees	14,860
Accounting and security lending fees	110,332
Custodian fees and expenses	38,506
Independent trustees' compensation	1,669
Registration fees	33,289
Audit	26,047
Legal	1,661
Miscellaneous	2,887
Total expenses before reductions	2,354,796
Expense reductions	(6,153)	2,348,643
Net investment income (loss)		2,545,701
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,355,401
Foreign currency transactions	(2,765)
Total net realized gain (loss)		20,352,636
Change in net unrealized appreciation (depreciation) on: Investment securities	105,179,111
Assets and liabilities in foreign currencies	5,710
Total change in net unrealized appreciation (depreciation)		105,184,821
Net gain (loss)		125,537,457
Net increase (decrease) in net assets resulting from operations		$ 128,083,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,545,701	$ 3,756,100
Net realized gain (loss)	20,352,636	30,192,409
Change in net unrealized appreciation (depreciation)	105,184,821	(24,008,122)
Net increase (decrease) in net assets resulting from operations	128,083,158	9,940,387
Distributions to shareholders from net investment income	(4,840,262)	(4,677,008)
Share transactions - net increase (decrease)	46,666,397	245,831,887
Total increase (decrease) in net assets	169,909,293	251,095,266

Net Assets
Beginning of period	506,759,726	255,664,460
End of period (including distributions in excess of net investment income of $121,470 and undistributed net investment income of $2,173,091, respectively)	$ 676,669,019	$ 506,759,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.06	.10	.05
Net realized and unrealized gain (loss)	1.90	.92	(2.65)	(.77)
Total from investment operations	1.93	.98	(2.55)	(.72)
Distributions from net investment income	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 9.95	$ 8.07	$ 7.20	$ 9.89
Total Return B, C, D	24.00%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.10%	1.13%	1.02% A
Expenses net of fee waivers, if any	1.07% A	1.10%	1.13%	1.02% A
Expenses net of all reductions	1.07% A	1.10%	1.13%	1.01% A
Net investment income (loss)	.57% A	.66%	1.44%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,100	$ 2,238	$ 806	$ 106
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.01	.03	.09	.04
Net realized and unrealized gain (loss)	1.92	.93	(2.67)	(.77)
Total from investment operations	1.93	.96	(2.58)	(.73)
Distributions from net investment income	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 9.97	$ 8.07	$ 7.20	$ 9.88
Total Return B, C, D	23.99%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.36%	1.36%	1.32% A
Expenses net of fee waivers, if any	1.33% A	1.36%	1.36%	1.32% A
Expenses net of all reductions	1.33% A	1.35%	1.36%	1.32% A
Net investment income (loss)	.32% A	.41%	1.21%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,433	$ 1,073	$ 446	$ 136
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.91	.92	(2.66)	(.76)
Total from investment operations	1.90	.91	(2.61)	(.74)
Distributions from net investment income	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	(.08)	(.07)	-
Net asset value, end of period	$ 9.92	$ 8.02	$ 7.19	$ 9.87
Total Return B, C, D	23.69%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.88%	1.88%	1.73% A
Expenses net of fee waivers, if any	1.83% A	1.88%	1.88%	1.73% A
Expenses net of all reductions	1.83% A	1.88%	1.88%	1.73% A
Net investment income (loss)	(.19)% A	(.12)%	.68%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 741	$ 667	$ 263	$ 107
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.90	.92	(2.66)	(.76)
Total from investment operations	1.89	.91	(2.61)	(.74)
Distributions from net investment income	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	(.06)	(.10)	-
Net asset value, end of period	$ 9.90	$ 8.01	$ 7.16	$ 9.87
Total Return B, C, D	23.60%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.86%	1.88%	1.71% A
Expenses net of fee waivers, if any	1.83% A	1.86%	1.88%	1.71% A
Expenses net of all reductions	1.82% A	1.85%	1.88%	1.71% A
Net investment income (loss)	(.18)% A	(.10)%	.69%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271	$ 807	$ 470	$ 98
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28
Income from Investment Operations
Net investment income (loss) D	.04	.08	.13	.14	.09	.05
Net realized and unrealized gain (loss)	1.91	.93	(2.67)	(1.60)	1.93	1.21
Total from investment operations	1.95	1.01	(2.54)	(1.46)	2.02	1.26
Distributions from net investment income	(.07)	(.13)	(.12)	(.07)	(.09)	(.06)
Distributions from net realized gain	-	-	(.02)	(.62)	(.18)	(.17)
Total distributions	(.07)	(.13)	(.14)	(.69)	(.27)	(.23)
Net asset value, end of period	$ 9.99	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31
Total Return B, C	24.15%	13.93%	(25.77)%	(12.73)%	20.05%	13.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.81%	.79%	.75%	.81%	.86%
Expenses net of fee waivers, if any	.78% A	.80%	.78%	.74%	.81%	.86%
Expenses net of all reductions	.78% A	.79%	.78%	.74%	.81%	.82%
Net investment income (loss)	.86% A	.96%	1.78%	1.28%	.79%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 561,137	$ 500,407	$ 253,164	$ 667,542	$ 205,163	$ 182,834
Portfolio turnover rate F	65% A	97%	138%	97%	94%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.04	.08	.13	.07
Net realized and unrealized gain (loss)	1.92	.92	(2.67)	(.77)
Total from investment operations	1.96	1.00	(2.54)	(.70)
Distributions from net investment income	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 9.96	$ 8.09	$ 7.22	$ 9.91
Total Return B, C	24.25%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.88%	.77%	.70% A
Expenses net of fee waivers, if any	.80% A	.88%	.77%	.70% A
Expenses net of all reductions	.80% A	.87%	.77%	.70% A
Net investment income (loss)	.84% A	.88%	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,986	$ 1,568	$ 515	$ 93
Portfolio turnover rate F	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 73,766,792
Gross unrealized depreciation	(29,884,555)
Net unrealized appreciation (depreciation)	$ 43,882,237

Tax cost	$ 632,780,384

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,652,761 and $189,707,433, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,246	$ 116
Class T	.25%	.25%	2,926	-
Class B	.75%	.25%	3,788	2,840
Class C	.75%	.25%	4,900	1,724
			$ 14,860	$ 4,680

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,026
Class T	219
Class B*	469
Class C*	21
$ 1,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 3,825.29
Class T	1,755.30
Class B	1,149.30
Class C	1,456.30
Mega Cap Stock	643,063.25
Institutional Class	108,364.27
	$ 759,612

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,614 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,871. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,153 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2010	Year ended June 30, 2010
From net investment income
Class A	$ 15,699	$ 14,433
Class T	4,295	5,619
Class B	-	3,019
Class C	-	3,736
Mega Cap Stock	4,094,618	4,638,812
Institutional Class	725,650	11,389
Total	$ 4,840,262	$ 4,677,008

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010	Six months ended December 31, 2010	Year ended June 30, 2010
Class A
Shares sold	75,992	206,749	$ 694,856	$ 1,785,964
Reinvestment of distributions	1,526	1,491	14,210	12,146
Shares redeemed	(43,457)	(42,757)	(385,190)	(366,329)
Net increase (decrease)	34,061	165,483	$ 323,876	$ 1,431,781
Class T
Shares sold	35,497	130,216	$ 331,054	$ 1,149,513
Reinvestment of distributions	459	704	4,248	5,607
Shares redeemed	(25,065)	(59,921)	(219,493)	(504,887)
Net increase (decrease)	10,891	70,999	$ 115,809	$ 650,233
Class B
Shares sold	9,587	61,939	$ 82,411	$ 536,167
Reinvestment of distributions	-	377	-	2,999
Shares redeemed	(17,933)	(15,801)	(165,433)	(135,627)
Net increase (decrease)	(8,346)	46,515	$ (83,022)	$ 403,539
Class C
Shares sold	30,481	66,985	$ 284,020	$ 573,391
Reinvestment of distributions	-	455	-	3,608
Shares redeemed	(2,857)	(32,259)	(25,536)	(275,611)
Net increase (decrease)	27,624	35,181	$ 258,484	$ 301,388

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010	Six months ended December 31, 2010	Year ended June 30, 2010
Mega Cap Stock
Shares sold	6,206,901	40,219,704	$ 57,422,266	$ 357,841,009
Reinvestment of distributions	418,751	528,884	3,910,800	4,344,951
Shares redeemed	(12,204,875)	(14,055,530)	(108,100,682)	(120,180,637)
Net increase (decrease)	(5,579,223)	26,693,058	$ (46,767,616)	$ 242,005,323
Institutional Class
Shares sold	10,674,776	146,362	$ 92,147,060	$ 1,249,340
Reinvestment of distributions	75,239	34	703,651	282
Shares redeemed	(3,751)	(23,944)	(31,845)	(209,999)
Net increase (decrease)	10,746,264	122,452	$ 92,818,866	$ 1,039,623

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGII-USAN-0211
1.855229.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
Mega Cap Stock
Fund - Institutional Class

Semiannual Report

December 31, 2010

Institutional Class
is a class of Fidelity®
Mega Cap Stock Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	1.07%
Actual		$ 1,000.00	$ 1,240.00	$ 6.04
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.33%
Actual		$ 1,000.00	$ 1,239.90	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.77
Class B	1.83%
Actual		$ 1,000.00	$ 1,236.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Class C	1.83%
Actual		$ 1,000.00	$ 1,236.00	$ 10.31
HypotheticalA		$ 1,000.00	$ 1,015.98	$ 9.30
Mega Cap Stock	.78%
Actual		$ 1,000.00	$ 1,241.50	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,242.50	$ 4.52
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	5.5	4.7
Exxon Mobil Corp.	5.1	4.8
JPMorgan Chase & Co.	4.9	4.3
Apple, Inc.	3.5	3.0
Bank of America Corp.	3.0	3.7
Cisco Systems, Inc.	2.9	3.6
Chevron Corp.	2.9	2.6
Pfizer, Inc.	2.2	2.6
Johnson & Johnson	1.9	2.2
International Business Machines Corp.	1.9	2.0
	33.8
Top Five Market Sectors as of December 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.7	24.8
Financials	20.2	19.7
Energy	13.2	13.6
Consumer Discretionary	11.3	9.2
Health Care	10.7	12.8
Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	Stocks 99.4%		Stocks 100.1%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets† (0.1)%
* Foreign investments	10.5%	** Foreign investments	9.6%

† Short-term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments December 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.2%
Johnson Controls, Inc.	38,600	$ 1,474,520
Distributors - 0.1%
Li & Fung Ltd.	84,000	487,411
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	56,800	2,619,048
Yum! Brands, Inc.	12,900	632,745
		3,251,793
Media - 2.9%
Comcast Corp. Class A (special) (non-vtg.)	412,300	8,579,963
News Corp. Class A	32,000	465,920
Time Warner, Inc.	251,300	8,084,321
Viacom, Inc. Class B (non-vtg.)	73,200	2,899,452
		20,029,656
Multiline Retail - 1.8%
Kohl's Corp. (a)	38,200	2,075,788
Target Corp.	167,300	10,059,749
		12,135,537
Specialty Retail - 4.1%
Best Buy Co., Inc.	43,100	1,477,899
Home Depot, Inc.	202,400	7,096,144
Lowe's Companies, Inc.	358,500	8,991,180
Staples, Inc.	390,843	8,899,495
TJX Companies, Inc.	28,400	1,260,676
		27,725,394
TOTAL CONSUMER DISCRETIONARY		65,104,311
CONSUMER STAPLES - 10.0%
Beverages - 2.8%
Diageo PLC sponsored ADR	9,900	735,867
PepsiCo, Inc.	188,200	12,295,106
The Coca-Cola Co.	88,700	5,833,799
		18,864,772
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	117,000	4,068,090
Sysco Corp.	25,300	743,820
Walgreen Co.	184,400	7,184,224
		11,996,134
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Archer Daniels Midland Co.	54,800	$ 1,648,384
Danone	61,717	3,879,885
Kellogg Co.	40,200	2,053,416
		7,581,685
Household Products - 3.0%
Colgate-Palmolive Co.	35,400	2,845,098
Kimberly-Clark Corp.	62,700	3,952,608
Procter & Gamble Co.	181,000	11,643,730
Reckitt Benckiser Group PLC	30,400	1,671,857
		20,113,293
Personal Products - 0.1%
Beiersdorf AG	19,000	1,054,860
Tobacco - 1.2%
Philip Morris International, Inc.	134,930	7,897,453
TOTAL CONSUMER STAPLES		67,508,197
ENERGY - 13.0%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	83,100	4,750,827
Halliburton Co.	27,600	1,126,908
Schlumberger Ltd.	40,303	3,365,301
Weatherford International Ltd. (a)	263,400	6,005,520
		15,248,556
Oil, Gas & Consumable Fuels - 10.8%
Chevron Corp.	216,800	19,783,000
Exxon Mobil Corp.	469,171	34,305,784
Marathon Oil Corp.	100,600	3,725,218
Occidental Petroleum Corp.	60,700	5,954,670
Southwestern Energy Co. (a)	74,500	2,788,535
Suncor Energy, Inc.	148,700	5,707,647
Total SA sponsored ADR	10,100	540,148
		72,805,002
TOTAL ENERGY		88,053,558
FINANCIALS - 20.2%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	189,500	5,722,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	185,800	$ 5,055,618
Northern Trust Corp.	62,500	3,463,125
		14,241,643
Commercial Banks - 8.5%
BB&T Corp.	329,600	8,665,184
Lloyds Banking Group PLC (a)	638,800	659,881
PNC Financial Services Group, Inc.	38,900	2,362,008
SunTrust Banks, Inc.	45,600	1,345,656
U.S. Bancorp, Delaware	276,600	7,459,902
Wells Fargo & Co.	1,206,153	37,378,677
		57,871,308
Diversified Financial Services - 9.6%
Bank of America Corp.	1,542,535	20,577,417
Citigroup, Inc. (a)	2,388,200	11,296,186
JPMorgan Chase & Co.	776,700	32,947,614
		64,821,217
TOTAL FINANCIALS		136,934,168
HEALTH CARE - 10.7%
Biotechnology - 1.9%
Amgen, Inc. (a)	185,790	10,199,871
Gilead Sciences, Inc. (a)	64,000	2,319,360
		12,519,231
Health Care Equipment & Supplies - 0.4%
Zimmer Holdings, Inc. (a)	47,200	2,533,696
Health Care Providers & Services - 1.7%
McKesson Corp.	96,100	6,763,518
Medco Health Solutions, Inc. (a)	82,200	5,036,394
		11,799,912
Pharmaceuticals - 6.7%
Abbott Laboratories	122,700	5,878,557
Johnson & Johnson	207,500	12,833,875
Merck & Co., Inc.	326,100	11,752,644
Pfizer, Inc.	867,100	15,182,921
		45,647,997
TOTAL HEALTH CARE		72,500,836
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	176,200	$ 9,366,792
Precision Castparts Corp.	10,600	1,475,626
The Boeing Co.	32,500	2,120,950
United Technologies Corp.	66,000	5,195,520
		18,158,888
Air Freight & Logistics - 0.9%
FedEx Corp.	20,800	1,934,608
United Parcel Service, Inc. Class B	60,500	4,391,090
		6,325,698
Electrical Equipment - 0.3%
Alstom SA	43,990	2,106,152
Industrial Conglomerates - 2.5%
3M Co.	22,600	1,950,380
General Electric Co.	601,400	10,999,606
Koninklijke Philips Electronics NV unit	89,700	2,753,790
Tyco International Ltd.	28,800	1,193,472
		16,897,248
Machinery - 2.8%
Danaher Corp.	86,400	4,075,488
Ingersoll-Rand Co. Ltd.	255,399	12,026,739
PACCAR, Inc.	43,500	2,497,770
		18,599,997
Road & Rail - 0.7%
Union Pacific Corp.	51,200	4,744,192
TOTAL INDUSTRIALS		66,832,175
INFORMATION TECHNOLOGY - 22.7%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	980,300	19,831,469
Juniper Networks, Inc. (a)	134,200	4,954,664
QUALCOMM, Inc.	209,800	10,383,002
		35,169,135
Computers & Peripherals - 5.3%
Apple, Inc. (a)	72,800	23,482,368
EMC Corp. (a)	332,200	7,607,380
Hewlett-Packard Co.	118,600	4,993,060
		36,082,808
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.9%
Corning, Inc.	327,900	$ 6,335,028
Internet Software & Services - 2.5%
eBay, Inc. (a)	159,900	4,450,017
Google, Inc. Class A (a)	20,750	12,324,878
		16,774,895
IT Services - 4.6%
Accenture PLC Class A	59,600	2,890,004
International Business Machines Corp.	86,300	12,665,388
MasterCard, Inc. Class A	36,400	8,157,604
Visa, Inc. Class A	102,200	7,192,836
		30,905,832
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	49,400	694,070
ASML Holding NV	23,000	881,820
Taiwan Semiconductor Manufacturing Co. Ltd.	882,974	2,148,429
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	339,200	4,253,568
Texas Instruments, Inc.	214,700	6,977,750
		14,955,637
Software - 2.0%
Adobe Systems, Inc. (a)	63,200	1,945,296
Autonomy Corp. PLC (a)	256,147	6,014,398
Oracle Corp.	164,500	5,148,850
		13,108,544
TOTAL INFORMATION TECHNOLOGY		153,331,879
MATERIALS - 1.4%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.	101,318	5,053,742
Monsanto Co.	33,500	2,332,940
		7,386,682
Metals & Mining - 0.3%
Nucor Corp.	49,700	2,177,854
TOTAL MATERIALS		9,564,536
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	19,900	1,027,636
Common Stocks - continued
	Shares	Value
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp.	52,130	$ 1,372,062
TOTAL COMMON STOCKS (Cost $613,100,008)		662,229,358
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75% (a)	32,000	1,731,520
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. 5.00%	13,800	1,276,500
TOTAL CONVERTIBLE PREFERRED STOCKS		3,008,020
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 1.5%
Porsche Automobil Holding SE	73,900	5,894,665
Volkswagen AG	26,500	4,301,263
		10,195,928
TOTAL PREFERRED STOCKS (Cost $9,690,574)		13,203,948
Money Market Funds - 0.2%

Fidelity Cash Central Fund, 0.19% (b) (Cost $1,229,315)	1,229,315	1,229,315
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $624,019,897)		676,662,621
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,398
NET ASSETS - 100%		$ 676,669,019
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,483
Fidelity Securities Lending Cash Central Fund	1,871
Total	$ 3,354
Other Information

The following is a summary of the inputs used, as of December 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 77,031,759	$ 77,031,759	$ -	$ -
Consumer Staples	67,508,197	67,508,197	-	-
Energy	89,330,058	89,330,058	-	-
Financials	136,934,168	136,274,287	659,881	-
Health Care	72,500,836	72,500,836	-	-
Industrials	66,832,175	66,832,175	-	-
Information Technology	153,331,879	151,183,450	2,148,429	-
Materials	9,564,536	9,564,536	-	-
Telecommunication Services	1,027,636	1,027,636	-	-
Utilities	1,372,062	1,372,062	-	-
Money Market Funds	1,229,315	1,229,315	-	-
Total Investments in Securities:	$ 676,662,621	$ 673,854,311	$ 2,808,310	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.5%
Ireland	2.2%
Germany	1.6%
United Kingdom	1.4%
Switzerland	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At June 30, 2010, the Fund had a capital loss carryforward of approximately $198,200,550 of which $88,847,328 and $109,353,222 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $622,790,582)	$ 675,433,306
Fidelity Central Funds (cost $1,229,315)	1,229,315
Total Investments (cost $624,019,897)		$ 676,662,621
Receivable for investments sold		1,307,449
Receivable for fund shares sold		2,069,793
Dividends receivable		659,120
Distributions receivable from Fidelity Central Funds		461
Prepaid expenses		1,721
Other receivables		11,852
Total assets		680,713,017

Liabilities
Payable for investments purchased	$ 2,204,214
Payable for fund shares redeemed	1,403,121
Accrued management fee	251,582
Distribution and service plan fees payable	2,758
Other affiliated payables	151,658
Other payables and accrued expenses	30,665
Total liabilities		4,043,998

Net Assets		$ 676,669,019
Net Assets consist of:
Paid in capital		$ 810,761,156
Distributions in excess of net investment income		(121,470)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(186,619,010)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		52,648,343
Net Assets		$ 676,669,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2010 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,099,676 ÷ 311,489 shares)	$ 9.95

Maximum offering price per share (100/94.25 of $9.95)	$ 10.56
Class T: Net Asset Value and redemption price per share ($1,433,375 ÷ 143,807 shares)	$ 9.97

Maximum offering price per share (100/96.50 of $9.97)	$ 10.33
Class B: Net Asset Value and offering price per share ($741,485 ÷ 74,773 shares)A	$ 9.92

Class C: Net Asset Value and offering price per share ($1,271,401 ÷ 128,433 shares)A	$ 9.90

Mega Cap Stock: Net Asset Value, offering price and redemption price per share ($561,137,437 ÷ 56,142,187 shares)	$ 9.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,985,645 ÷ 10,939,996 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended December 31, 2010 (Unaudited)
Investment Income
Dividends		$ 4,890,990
Income from Fidelity Central Funds		3,354
Total income		4,894,344

Expenses
Management fee	$ 1,365,933
Transfer agent fees	759,612
Distribution and service plan fees	14,860
Accounting and security lending fees	110,332
Custodian fees and expenses	38,506
Independent trustees' compensation	1,669
Registration fees	33,289
Audit	26,047
Legal	1,661
Miscellaneous	2,887
Total expenses before reductions	2,354,796
Expense reductions	(6,153)	2,348,643
Net investment income (loss)		2,545,701
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,355,401
Foreign currency transactions	(2,765)
Total net realized gain (loss)		20,352,636
Change in net unrealized appreciation (depreciation) on: Investment securities	105,179,111
Assets and liabilities in foreign currencies	5,710
Total change in net unrealized appreciation (depreciation)		105,184,821
Net gain (loss)		125,537,457
Net increase (decrease) in net assets resulting from operations		$ 128,083,158

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended December 31, 2010 (Unaudited)	Year ended June 30, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,545,701	$ 3,756,100
Net realized gain (loss)	20,352,636	30,192,409
Change in net unrealized appreciation (depreciation)	105,184,821	(24,008,122)
Net increase (decrease) in net assets resulting from operations	128,083,158	9,940,387
Distributions to shareholders from net investment income	(4,840,262)	(4,677,008)
Share transactions - net increase (decrease)	46,666,397	245,831,887
Total increase (decrease) in net assets	169,909,293	251,095,266

Net Assets
Beginning of period	506,759,726	255,664,460
End of period (including distributions in excess of net investment income of $121,470 and undistributed net investment income of $2,173,091, respectively)	$ 676,669,019	$ 506,759,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 7.20	$ 9.89	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.03	.06	.10	.05
Net realized and unrealized gain (loss)	1.90	.92	(2.65)	(.77)
Total from investment operations	1.93	.98	(2.55)	(.72)
Distributions from net investment income	(.05)	(.11)	(.12)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.05)	(.11)	(.14)	-
Net asset value, end of period	$ 9.95	$ 8.07	$ 7.20	$ 9.89
Total Return B, C, D	24.00%	13.65%	(25.98)%	(6.79)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.10%	1.13%	1.02% A
Expenses net of fee waivers, if any	1.07% A	1.10%	1.13%	1.02% A
Expenses net of all reductions	1.07% A	1.10%	1.13%	1.01% A
Net investment income (loss)	.57% A	.66%	1.44%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,100	$ 2,238	$ 806	$ 106
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.07	$ 7.20	$ 9.88	$ 10.61
Income from Investment Operations
Net investment income (loss) E	.01	.03	.09	.04
Net realized and unrealized gain (loss)	1.92	.93	(2.67)	(.77)
Total from investment operations	1.93	.96	(2.58)	(.73)
Distributions from net investment income	(.03)	(.09)	(.08)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.03)	(.09)	(.10)	-
Net asset value, end of period	$ 9.97	$ 8.07	$ 7.20	$ 9.88
Total Return B, C, D	23.99%	13.32%	(26.21)%	(6.88)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33% A	1.36%	1.36%	1.32% A
Expenses net of fee waivers, if any	1.33% A	1.36%	1.36%	1.32% A
Expenses net of all reductions	1.33% A	1.35%	1.36%	1.32% A
Net investment income (loss)	.32% A	.41%	1.21%	.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,433	$ 1,073	$ 446	$ 136
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 7.19	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.91	.92	(2.66)	(.76)
Total from investment operations	1.90	.91	(2.61)	(.74)
Distributions from net investment income	-	(.08)	(.05)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	(.08)	(.07)	-
Net asset value, end of period	$ 9.92	$ 8.02	$ 7.19	$ 9.87
Total Return B, C, D	23.69%	12.60%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.88%	1.88%	1.73% A
Expenses net of fee waivers, if any	1.83% A	1.88%	1.88%	1.73% A
Expenses net of all reductions	1.83% A	1.88%	1.88%	1.73% A
Net investment income (loss)	(.19)% A	(.12)%	.68%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 741	$ 667	$ 263	$ 107
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.01	$ 7.16	$ 9.87	$ 10.61
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	.05	.02
Net realized and unrealized gain (loss)	1.90	.92	(2.66)	(.76)
Total from investment operations	1.89	.91	(2.61)	(.74)
Distributions from net investment income	-	(.06)	(.08)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	-	(.06)	(.10)	-
Net asset value, end of period	$ 9.90	$ 8.01	$ 7.16	$ 9.87
Total Return B, C, D	23.60%	12.72%	(26.56)%	(6.97)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.83% A	1.86%	1.88%	1.71% A
Expenses net of fee waivers, if any	1.83% A	1.86%	1.88%	1.71% A
Expenses net of all reductions	1.82% A	1.85%	1.88%	1.71% A
Net investment income (loss)	(.18)% A	(.10)%	.69%	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,271	$ 807	$ 470	$ 98
Portfolio turnover rate G	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mega Cap Stock

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31	$ 9.28
Income from Investment Operations
Net investment income (loss) D	.04	.08	.13	.14	.09	.05
Net realized and unrealized gain (loss)	1.91	.93	(2.67)	(1.60)	1.93	1.21
Total from investment operations	1.95	1.01	(2.54)	(1.46)	2.02	1.26
Distributions from net investment income	(.07)	(.13)	(.12)	(.07)	(.09)	(.06)
Distributions from net realized gain	-	-	(.02)	(.62)	(.18)	(.17)
Total distributions	(.07)	(.13)	(.14)	(.69)	(.27)	(.23)
Net asset value, end of period	$ 9.99	$ 8.11	$ 7.23	$ 9.91	$ 12.06	$ 10.31
Total Return B, C	24.15%	13.93%	(25.77)%	(12.73)%	20.05%	13.63%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.81%	.79%	.75%	.81%	.86%
Expenses net of fee waivers, if any	.78% A	.80%	.78%	.74%	.81%	.86%
Expenses net of all reductions	.78% A	.79%	.78%	.74%	.81%	.82%
Net investment income (loss)	.86% A	.96%	1.78%	1.28%	.79%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 561,137	$ 500,407	$ 253,164	$ 667,542	$ 205,163	$ 182,834
Portfolio turnover rate F	65% A	97%	138%	97%	94%	180%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended December 31, 2010	Years ended June 30,
	(Unaudited)	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.09	$ 7.22	$ 9.91	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.04	.08	.13	.07
Net realized and unrealized gain (loss)	1.92	.92	(2.67)	(.77)
Total from investment operations	1.96	1.00	(2.54)	(.70)
Distributions from net investment income	(.09)	(.13)	(.13)	-
Distributions from net realized gain	-	-	(.02)	-
Total distributions	(.09)	(.13)	(.15)	-
Net asset value, end of period	$ 9.96	$ 8.09	$ 7.22	$ 9.91
Total Return B, C	24.25%	13.89%	(25.81)%	(6.60)%
Ratios to Average Net Assets E, H
Expenses before reductions	.80% A	.88%	.77%	.70% A
Expenses net of fee waivers, if any	.80% A	.88%	.77%	.70% A
Expenses net of all reductions	.80% A	.87%	.77%	.70% A
Net investment income (loss)	.84% A	.88%	1.79%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108,986	$ 1,568	$ 515	$ 93
Portfolio turnover rate F	65% A	97%	138%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 5, 2008 (commencement of sale of shares) to June 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2010 (Unaudited)

1. Organization.

Fidelity Mega Cap Stock Fund (the Fund) is a fund of Fidelity Hastings Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mega Cap Stock and Institutional Class shares, each of which, along with class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2010, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 73,766,792
Gross unrealized depreciation	(29,884,555)
Net unrealized appreciation (depreciation)	$ 43,882,237

Tax cost	$ 632,780,384

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,652,761 and $189,707,433, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,246	$ 116
Class T	.25%	.25%	2,926	-
Class B	.75%	.25%	3,788	2,840
Class C	.75%	.25%	4,900	1,724
			$ 14,860	$ 4,680

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,026
Class T	219
Class B*	469
Class C*	21
$ 1,735

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 3,825.29
Class T	1,755.30
Class B	1,149.30
Class C	1,456.30
Mega Cap Stock	643,063.25
Institutional Class	108,364.27
	$ 759,612

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $20,614 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,073 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,871. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,153 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2010	Year ended June 30, 2010
From net investment income
Class A	$ 15,699	$ 14,433
Class T	4,295	5,619
Class B	-	3,019
Class C	-	3,736
Mega Cap Stock	4,094,618	4,638,812
Institutional Class	725,650	11,389
Total	$ 4,840,262	$ 4,677,008

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010	Six months ended December 31, 2010	Year ended June 30, 2010
Class A
Shares sold	75,992	206,749	$ 694,856	$ 1,785,964
Reinvestment of distributions	1,526	1,491	14,210	12,146
Shares redeemed	(43,457)	(42,757)	(385,190)	(366,329)
Net increase (decrease)	34,061	165,483	$ 323,876	$ 1,431,781
Class T
Shares sold	35,497	130,216	$ 331,054	$ 1,149,513
Reinvestment of distributions	459	704	4,248	5,607
Shares redeemed	(25,065)	(59,921)	(219,493)	(504,887)
Net increase (decrease)	10,891	70,999	$ 115,809	$ 650,233
Class B
Shares sold	9,587	61,939	$ 82,411	$ 536,167
Reinvestment of distributions	-	377	-	2,999
Shares redeemed	(17,933)	(15,801)	(165,433)	(135,627)
Net increase (decrease)	(8,346)	46,515	$ (83,022)	$ 403,539
Class C
Shares sold	30,481	66,985	$ 284,020	$ 573,391
Reinvestment of distributions	-	455	-	3,608
Shares redeemed	(2,857)	(32,259)	(25,536)	(275,611)
Net increase (decrease)	27,624	35,181	$ 258,484	$ 301,388

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended December 31, 2010	Year ended June 30, 2010	Six months ended December 31, 2010	Year ended June 30, 2010
Mega Cap Stock
Shares sold	6,206,901	40,219,704	$ 57,422,266	$ 357,841,009
Reinvestment of distributions	418,751	528,884	3,910,800	4,344,951
Shares redeemed	(12,204,875)	(14,055,530)	(108,100,682)	(120,180,637)
Net increase (decrease)	(5,579,223)	26,693,058	$ (46,767,616)	$ 242,005,323
Institutional Class
Shares sold	10,674,776	146,362	$ 92,147,060	$ 1,249,340
Reinvestment of distributions	75,239	34	703,651	282
Shares redeemed	(3,751)	(23,944)	(31,845)	(209,999)
Net increase (decrease)	10,746,264	122,452	$ 92,818,866	$ 1,039,623

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mega Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of fund shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the equity research subcommittee of the Board's Fund Oversight Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against a broad-based securities market index. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2009, as available, the cumulative total returns of the retail class and Class B of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mega Cap Stock Fund

The Board noted that the investment performance of the retail class of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Mega Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2009.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the total expenses of each of Class A, Class B, Class C, Institutional Class, and the retail class ranked below its competitive median for 2009 and the total expenses of Class T ranked above its competitive median for 2009. The Board considered that the total expenses for Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, the rationale for the compensation structure, and how the compensation structure provides appropriate performance incentives; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) management and other fees paid by FMR to affiliated sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds; (vii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; (viii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (ix) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AGIII-USAN-0211
1.855222.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hastings Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 25, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 25, 2011